UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Managed Income Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 12/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds II
BlackRock Managed Income Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended December 31, 2023. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the year before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies and small-capitalization U.S. stocks also advanced. Meanwhile, international developed market equities and emerging market stocks posted solid gains.
The 10-year U.S. Treasury yield ended 2023 where it began despite an eventful year that saw significant moves in bond markets. Overall, U.S. Treasuries gained as investors began to anticipate looser financial conditions.
The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
We believe developed market equities have priced in an optimistic scenario for rate cuts, which we view as premature, so we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an
AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S.
mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
8.04% 26.29%
U.S. small cap equities
(Russell 2000
®
Index)
8.18 16.93
International equities (MSCI
Europe, Australasia, Far
East Index)
5.88 18.24
Emerging market equities
(MSCI Emerging Markets
Index)
4.71 9.83
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.70 5.02
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.11 2.83
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.37 5.53
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
3.63 6.40
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.65 13.44
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Managed Income Fund
Investment Objective
BlackRock Managed Income Fund’s (the “Fund”) investment objective is to seek to maximize current income with consideration for risk-managed total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund underperformed its Customized Reference Benchmark, a blend of 30% S&P 500
®
Index/70% Bloomberg U.S.
Aggregate Bond Index. For the same period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index.
Performance is reviewed on an absolute basis due to the nature of the Fund’s strategy. The Fund is managed within a risk-controlled framework, and it strives to maintain a consistent yield with a risk profile below that of the benchmark.
What factors influenced performance?
Most of the Fund’s allocations delivered positive absolute returns given the “risk-on” environment in the financial markets during 2023. The Fund’s allocation to global equities was the largest contributor given the favorable backdrop for stocks during much of the period. Positions in lower-quality fixed-income categories, including high yield bonds and floating rate bank loans, also aided returns as investors sought the higher yields and attractive total return potential in below investment-grade bonds. High-quality collateralized loan obligations (“CLOs”) were also key contributors in the rising-rate environment.
Holdings in areas such as emerging market bonds, infrastructure stocks, and real estate investment trusts (“REITs”), while positive, were more modest contributors to the
Fund’s absolute return given their smaller weightings in the portfolio.
The Fund held derivatives during the reporting period. It used U.S. Treasury futures to manage the Fund’s interest-rate positions. This aspect of its strategy initially detracted given the extent to which interest rates rose for most of the period but it ultimately proved to be a contributor for the full 12-months given the bond market rally in November and December 2023. The Fund also held covered calls, which aided returns. (Covered calls involve the use of derivatives and are intended as an alternative source of income.) Currency management strategies also added value, as did the use of derivatives to manage overall risk levels in the portfolio.
The Fund’s cash position was modestly elevated at year end, as the investment adviser was judicious about managing risk after an extended period of strong returns across the financial markets. The cash position did not have a meaningful impact on performance.
Describe recent portfolio activity.
The investment adviser increased the Fund’s allocation to stocks over the period in response to the favorable market backdrop. However, the investment adviser balanced some of the risk by adding to high-quality mortgage-backed securities that offered attractive yields and favorable total return potential due to elevated interest rates. The investment adviser made these changes by reducing the Fund’s allocations to areas where it saw less favorable risk/return profiles, including preferred stocks, high yield bonds, bank loans, and investment-grade corporate bonds.
The investment adviser adjusted the Fund’s duration throughout the period in an effort to capitalize on bond market volatility. (Duration is a measure of interest-rate sensitivity.) The Fund ultimately ended the period with modestly higher duration than the fixed-income benchmark, as yields had risen to a level where duration had become a source of attractive diversification with the potential to mitigate risk.
Describe portfolio positioning at period end.
The Fund was diversified across several income-producing asset classes—including investment-grade debt, bank loans, high yield bonds, global equities, covered calls, preferred stocks, mortgage-backed securities and cash—and it continued to use risk-management strategies. At the close of the period, the Fund’s duration stood at approximately 3.9 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock Managed Income Fund
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional shares do not have a sales charge.
(b)
The Fund may invest up to 100% of its assets in fixed-income securities and up to 30% of its assets in equity securities. The Fund’s returns between July 29, 2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond Portfolio”.
(c)
A customized performance benchmark comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500
®
Index (30%).
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 5.42% 5.16% 10.31% N/A 4.18% N/A 4.07% N/A
Investor A ........................... 4.96 4.76 10.03 5.63% 3.89 3.05% 3.78 3.35%
Investor C ........................... 4.43 4.20 9.18 8.18 3.13 3.13 3.01 3.01
Class K ............................ 5.47 5.25 10.35 N/A 4.23 N/A 4.13 N/A
Bloomberg U.S. Aggregate Bond Index ..... — — 5.53 N/A 1.10 N/A 1.81 N/A
Customized Reference Benchmark ........ — — 11.48 N/A 5.58 N/A 5.00 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. The Fund’s returns between July 29,
2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond
Portfolio”.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Managed Income Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,054.10 $ 2.02 $ 1,000.00 $ 1,023.24 $ 1.99 0.39%
Investor A ................................ 1,000.00 1,052.80 3.31 1,000.00 1,021.98 3.26 0.64
Investor C ................................ 1,000.00 1,048.70 7.18 1,000.00 1,018.20 7.07 1.39
Class K .................................. 1,000.00 1,055.40 1.76 1,000.00 1,023.49 1.73 0.34
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 32.0%
Investment Companies ............................... 24.6
Asset-Backed Securities .............................. 17.2
Common Stocks ................................... 12.4
Floating Rate Loan Interests ........................... 5.9
Equity-Linked Notes ................................. 5.2
Non-Agency Mortgage-Backed Securities .................. 1.6
Preferred Securities ................................. 0.9
Foreign Agency Obligations ............................ 0.2
Warrants ........................................ 0.0
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 17.1%
AA/Aa ......................................... 7.2
A ............................................. 29.2
BBB/Baa ....................................... 20.2
BB/Ba ......................................... 4.9
B ............................................ 6.2
CCC/Caa ....................................... 0.8
CC/Ca ......................................... 0.1
C ............................................ 0.0
(b)
NR ........................................... 14.3
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance

About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. Investor C Shares performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2023
BlackRock Annual Report to Shareholders

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.51%, 01/21/35
(a)(b)
......... USD 750 $ 741,222
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.84%, 07/20/34
(a)(b)
......... 2,400 2,394,044
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 10/17/34 ............... 1,000 995,501
Series 2017-AA, Class AR, (3-mo. CME
Term SOFR at 1.05% Floor + 1.31%),
6.73%, 04/20/34 ............... 500 498,027
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor
+ 2.21%), 7.61%, 10/17/34
(a)(b)
........ 1,000 993,885
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 952,195
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 951,663
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR +
1.41%), 6.81%, 04/15/34
(a)(b)
......... 750 748,130
Anchorage Capital CLO 20 Ltd., Series 2021-
20A, Class A1, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.88%, 01/20/35
(a)(b)
1,000 999,584
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.41%, 07/15/32
(a)(b)
750 747,021
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.86%, 10/15/31
(a)(b)
500 500,343
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.83%, 01/20/35
(a)(b)
.... 1,000 1,000,873
Ares LXI CLO Ltd., Series 2021-61A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.83%, 10/20/34
(a)(b)
......... 1,500 1,498,028
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. CME Term SOFR at 1.30%
Floor + 1.56%), 6.94%, 05/24/30
(a)(b)
.... 500 496,463
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. CME Term SOFR + 1.43%),
6.83%, 10/15/30
(a)(b)
............... 222 222,340
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 7.06%, 07/15/30
(a)(b)
.... 1,000 985,823
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.76%, 10/17/32 ............... 1,000 990,019
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.82%,
07/24/34 .................... 1,500 1,499,113
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.57%, 10/22/32
(a)(b)
......... 1,000 991,427
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.84%, 07/15/34
(a)(b)
......... 500 497,307
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.86%, 01/20/35
(a)(b)
.... 1,000 991,244
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.47%,
02/28/40
(a)(b)
.................... USD 533 $ 473,324
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.78%,
01/20/31
(a)(b)
.................... 422 422,155
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (3-mo. CME Term SOFR
at 1.35% Floor + 1.61%), 7.01%, 01/15/33
(a)
(b)
........................... 1,000 999,852
Benefit Street Partners CLO XXV Ltd., Series
2021-25A, Class B, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 7.36%, 01/15/35
(a)
(b)
........................... 1,000 997,419
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.51%, 04/21/35
(a)(b)
......... 1,000 985,709
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.31%, 07/18/34 ............... 1,000 994,524
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 07/18/34 ............... 500 497,138
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.56%,
07/15/31 .................... 1,000 989,344
Series 2020-2A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.85%, 10/15/34 ............... 1,000 999,983
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.36%,
10/15/34 .................... 450 446,638
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.28%, 04/20/31
(a)(b)
.... 675 673,663
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
7.11%, 01/20/34
(a)(b)
............... 1,000 997,355
CIFC Funding 2022-IV Ltd., Series 2022-4A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 7.39%, 07/16/35
(a)(b)
.... 1,000 1,000,414
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.95%, 04/27/31 ............... 650 648,698
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.76%,
10/17/31 .................... 500 501,702
Series 2019-4A, Class A2R, (3-mo. CME
Term SOFR at 1.91% Floor + 1.91%),
7.31%, 10/15/34 ............... 1,000 996,719
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.41%, 01/15/35 ............... 1,500 1,496,255
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.44%,
04/25/33 .................... 1,000 988,506
Clover CLO LLC
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.77%,
04/22/34 .................... 2,215 2,216,680

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.43%,
07/20/34 .................... USD 1,000 $ 1,001,499
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.68%,
07/20/34 .................... 1,000 995,955
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.71%, 07/18/30
(a)(b)
500 496,182
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.88%, 01/18/32
(a)(b)
......... 1,000 1,000,325
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.71%, 04/15/28
(a)(b)
500 499,760
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.51%, 04/15/29
(a)(b)
500 497,205
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.81%, 01/15/34 ............... 1,000 995,561
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.86%,
10/15/30 .................... 500 498,737
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (3-mo. CME Term SOFR at 2.26% Floor
+ 2.26%), 7.68%, 04/20/34
(a)(b)
........ 700 696,241
Elmwood CLO IV Ltd., Series 2020-1A, Class
A, (3-mo. CME Term SOFR at 1.24% Floor +
1.50%), 6.90%, 04/15/33
(a)(b)
......... 1,500 1,501,145
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 6.17%,
11/25/35
(a)
..................... 593 548,295
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (3-mo. CME Term SOFR at 1.90% Floor
+ 2.16%), 7.54%, 05/15/30
(a)(b)
........ 400 399,799
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.86%, 04/16/34 ............... 750 750,232
Series 2016-22A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 04/16/34 ............... 500 496,266
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.88%,
10/20/34 .................... 1,000 995,850
Series 9A, Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 7.43%, 10/20/34 1,500 1,489,237
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.93%,
10/20/34 .................... 1,000 998,349
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR + 1.45%),
6.85%, 10/15/30
(a)(b)
............... 637 637,897
GoldenTree Loan Management US CLO 1
Ltd., Series 2017-1A, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.48%, 04/20/34
(a)(b)
............... 2,500 2,464,898
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.28%, 07/20/34
(a)(b)
............... 2,000 1,989,643
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 37B Ltd., Series
2018-37A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.48%,
07/20/30
(a)(b)
.................... USD 2,000 $ 1,998,629
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
at 1.80% Floor + 2.06%), 7.48%, 07/20/34
(a)
(b)
........................... 2,000 1,991,441
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.82%,
01/25/35
(a)(b)
.................... 1,000 997,379
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.25%, 04/15/34
(a)(b)
.... 300 293,510
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor
+ 1.44%), 6.86%, 10/20/31
(a)(b)
........ 500 499,976
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.10%, 11/30/32
(a)(b)
.... 1,500 1,500,001
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.90%, 04/20/34
(a)(b)
......... 500 499,364
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (3-mo. CME Term SOFR
+ 1.76%), 7.16%, 07/18/31
(a)(b)
........ 500 499,707
Invesco CLO Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.78%, 07/15/34
(a)(b)
......... 1,000 993,812
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (3-mo. CME Term SOFR +
2.16%), 7.55%, 07/27/30
(a)(b)
......... 1,000 990,034
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.19%, 10/15/32 ............... 1,000 991,341
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.59%, 10/15/32 ............... 1,000 992,982
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.23%, 10/20/30
(a)(b)
......... 1,000 997,821
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class AR2, (3-mo. CME Term SOFR at
1.03% Floor + 1.29%), 6.70%, 04/22/29
(a)(b)
1,302 1,301,354
Neuberger Berman Loan Advisers CLO 26
Ltd., Series 2017-26A, Class C, (3-mo.
CME Term SOFR at 1.75% Floor + 2.01%),
7.41%, 10/18/30
(a)(b)
............... 1,000 988,840
OCP CLO Ltd.
(a)(b)
Series 2020-19A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.83%, 10/20/34 ............... 2,500 2,495,610
Series 2021-22A, Class C, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 12/02/34 ............... 500 493,817
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (3-mo. CME Term
SOFR at 0.26% Floor + 1.86%), 7.26%,
07/15/30
(a)(b)
.................... 500 498,015
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 10/15/33 ............... 1,500 1,490,067

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.81%, 10/15/33 ............... USD 1,000 $ 999,368
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.82%, 07/20/34
(a)(b)
.... 1,500 1,500,595
OHA Credit Partners XIII Ltd., Series 2016-13A,
Class BR, (3-mo. CME Term SOFR at
1.70% Floor + 1.96%), 7.37%, 10/25/34
(a)(b)
1,500 1,502,261
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.81%, 10/18/34
(a)(b)
.... 1,500 1,499,580
OHA Loan Funding Ltd., Series 2013-1A, Class
BR2, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.27%, 07/23/31
(a)(b)
.... 1,000 1,001,404
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.11%, 01/17/31 ............... 1,500 1,491,968
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.79%, 11/14/34 ............... 1,000 998,169
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.34%, 11/14/34 ............... 1,000 995,904
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.46%,
07/15/34 .................... 1,000 986,990
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 6.83%,
10/15/34 .................... 2,000 1,998,626
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.22%,
04/20/35 .................... 500 496,860
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.47%,
04/20/35 .................... 500 489,531
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.91%,
07/15/34
(a)(b)
.................... 1,000 995,806
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.33%, 05/18/34
(a)(b)
......... 500 499,597
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.43%, 07/20/34
(a)(b)
......... 500 499,306
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.76%, 10/18/34
(a)(b)
......... 750 735,040
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 6.86%, 10/18/34
(a)(b)
......... 1,500 1,493,488
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 952,393
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 998 950,204
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 952,896
Rad CLO 3 Ltd., Series 2019-3A, Class A,
(3-mo. CME Term SOFR at 1.48% Floor +
1.74%), 7.14%, 04/15/32
(a)(b)
......... 1,000 1,003,000
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.70%, 10/30/34
(a)(b)
......... 1,000 993,480
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR + 1.51%),
6.91%, 10/17/30
(a)(b)
............... USD 379 $ 379,374
Regatta XI Funding Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR + 1.91%),
7.31%, 07/17/31
(a)(b)
............... 650 650,138
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (3-mo. CME Term SOFR at 1.19%
Floor + 1.45%), 6.83%, 10/25/31
(a)(b)
.... 1,000 1,001,238
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. CME Term SOFR at 1.85%
Floor + 2.11%), 7.49%, 10/25/31
(a)(b)
.... 1,500 1,497,623
Rockford Tower CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.63%, 08/20/32 ............... 500 496,372
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.86%,
10/20/34 .................... 1,250 1,242,176
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.83%,
10/20/34 .................... 1,000 991,385
RR 17 Ltd., Series 2021-17A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.31%, 07/15/34
(a)(b)
............... 500 500,506
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.86%, 07/15/34
(a)(b)
............... 2,500 2,504,424
Signal Peak CLO 10 Ltd., Series 2021-9A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.37%, 07/21/34
(a)(b)
.... 2,000 1,985,675
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.38%, 07/20/34
(a)(b)
.... 1,000 998,022
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.43%), 6.83%, 07/15/34
(a)(b)
........ 1,000 994,821
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.81%, 10/23/34
(a)(b)
.... 1,000 998,078
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.40%, 01/29/32 ............... 1,000 987,763
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.40%, 01/29/32 ............... 1,000 994,707
TCW CLO Ltd., Series 2021-1A, Class C,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.58%, 03/18/34
(a)(b)
......... 500 486,457
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.16%, 01/15/34
(a)(b)
......... 1,000 991,435
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(3-mo. CME Term SOFR at 1.27% Floor +
1.53%), 6.93%, 04/15/33
(a)(b)
......... 1,300 1,302,859
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 7.03%, 07/20/30
(a)(b)
.... 1,000 995,031
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.88%, 10/15/34
(a)(b)
........ 2,000 1,996,050
Total Asset-Backed Securities — 16.4%
(Cost: $121,082,469) ............................. 121,517,706

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.2%
BAE Systems plc ................... 113,825 $ 1,611,192
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B ...... 10,493 1,649,814
Banks — 0.6%
Bank Rakyat Indonesia Persero Tbk. PT ... 2,139,900 795,332
Citizens Financial Group, Inc. .......... 48,044 1,592,178
DBS Group Holdings Ltd. ............. 40,600 1,026,727
M&T Bank Corp. ................... 8,575 1,175,461
4,589,698
Biotechnology — 0.3%
AbbVie, Inc. ...................... 13,975 2,165,706
Building Products — 0.4%
Allegion plc ....................... 13,554 1,717,156
Carrier Global Corp. ................. 25,927 1,489,506
3,206,662
Capital Markets — 0.3%
Intercontinental Exchange, Inc. ......... 16,279 2,090,712
Chemicals — 0.2%
Air Liquide SA ..................... 9,205 1,792,171
Commercial Services & Supplies — 0.2%
Republic Services, Inc. ............... 9,565 1,577,364
Consumer Finance — 0.3%
American Express Co. ............... 6,508 1,219,209
Synchrony Financial ................. 23,195 885,817
2,105,026
Consumer Staples Distribution & Retail — 0.2%
Wal-Mart de Mexico SAB de CV ......... 371,536 1,561,978
Diversified REITs — 0.0%
(c)
Cromwell European REIT ............. 61,800 96,829
LXI REIT plc ...................... 116,646 155,820
252,649
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA
(b)(c)
............... 5,409 212,968
Koninklijke KPN NV ................. 460,084 1,585,049
TELUS Corp. ..................... 87,337 1,554,210
3,352,227
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd. ................. 8,516 1,196,498
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A ............ 48,953 1,673,214
Financial Services — 0.0%
(a)
Travelport Finance .................. 30 71,766
Food Products — 0.6%
Mondelez International, Inc., Class A ...... 31,284 2,265,900
Nestle SA (Registered) ............... 20,470 2,372,880
4,638,780
Ground Transportation — 0.3%
Union Pacific Corp. ................. 8,817 2,165,632
Health Care Equipment & Supplies — 0.5%
EssilorLuxottica SA ................. 10,168 2,041,722
Medtronic plc ..................... 18,334 1,510,355
3,552,077
Security
Shares
Shares Value
Health Care Providers & Services — 0.3%
Envision Healthcare Corp.
(d)(e)
.......... 2,678 $ 20,085
UnitedHealth Group, Inc. .............. 3,800 2,000,586
2,020,671
Health Care REITs — 0.2%
Assura plc ....................... 533,202 327,046
CareTrust REIT, Inc. ................. 11,974 267,978
Community Healthcare Trust, Inc. ........ 1,215 32,368
Healthpeak Properties, Inc. ............ 11,880 235,224
Physicians Realty Trust ............... 19,789 263,392
Target Healthcare REIT plc ............ 155,392 170,891
Ventas, Inc. ...................... 1,680 83,731
Welltower, Inc. ..................... 1,189 107,212
1,487,842
Household Durables — 0.2%
Taylor Wimpey plc .................. 904,308 1,692,789
Industrial REITs — 0.2%
ESR Kendall Square REIT Co. Ltd. ....... 52,189 147,770
Goodman Group ................... 10,185 175,354
LondonMetric Property plc ............. 53,744 130,902
Prologis, Inc. ...................... 2,692 358,843
Rexford Industrial Realty, Inc. .......... 5,728 321,341
Warehouses De Pauw CVA ............ 8,577 269,988
1,404,198
Insurance — 0.6%
Assurant, Inc. ..................... 6,997 1,178,925
Prudential plc ..................... 114,000 1,286,227
Zurich Insurance Group AG ............ 3,071 1,605,602
4,070,754
IT Services — 0.3%
Accenture plc, Class A ............... 6,052 2,123,707
NEXTDC Ltd.
(d)
.................... 21,871 204,250
SUNeVision Holdings Ltd. ............. 302,000 119,583
2,447,540
Machinery — 0.3%
Otis Worldwide Corp. ................ 23,898 2,138,154
Media — 0.0%
Learfield Communications LLC, (Acquired
09/06/23, cost $9,686)
(d)(e)(f)
.......... 771 32,768
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 1,308 165,815
Boston Properties, Inc. ............... 2,996 210,229
SL Green Realty Corp. ............... 3,167 143,054
519,098
Oil, Gas & Consumable Fuels — 0.4%
Shell plc ......................... 50,080 1,647,797
Williams Cos., Inc. (The) .............. 31,623 1,101,429
2,749,226
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 16,180 2,182,519
Novo Nordisk A/S, Class B ............ 16,338 1,693,126
Sanofi SA ........................ 19,941 1,981,592
5,857,237
Professional Services — 0.5%
NMG, Inc.
(d)
....................... 265 26,500
Paychex, Inc. ..................... 15,866 1,889,799
RELX plc ........................ 48,861 1,935,943
3,852,242

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ............... 71,000 $ 356,356
Corp. Inmobiliaria Vesta SAB de CV, ADR .. 3,106 123,060
VGP NV ......................... 723 83,775
Vonovia SE ....................... 4,782 150,259
Wharf Real Estate Investment Co. Ltd. .... 27,000 91,273
804,723
Residential REITs — 0.1%
Sun Communities, Inc. ............... 2,571 343,614
UDR, Inc. ........................ 10,593 405,606
749,220
Retail REITs — 0.0%
Link REIT ........................ 62,400 350,379
Semiconductors & Semiconductor Equipment — 0.5%
MediaTek, Inc. ..................... 53,000 1,750,055
Taiwan Semiconductor Manufacturing Co. Ltd. 115,000 2,204,728
3,954,783
Software — 0.8%
Microsoft Corp. .................... 10,639 4,000,689
Oracle Corp. ...................... 16,240 1,712,183
5,712,872
Specialized REITs — 0.3%
American Tower Corp. ............... 1,213 261,862
Crown Castle, Inc. .................. 1,781 205,153
Digital Realty Trust, Inc. .............. 1,124 151,268
EPR Properties .................... 4,872 236,048
Equinix, Inc. ...................... 191 153,830
Extra Space Storage, Inc. ............. 1,375 220,454
SBA Communications Corp. ........... 988 250,646
VICI Properties, Inc. ................. 11,677 372,263
1,851,524
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ....................... 14,414 2,775,127
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE .... 1,999 1,624,262
Tobacco — 0.3%
Philip Morris International, Inc. .......... 21,472 2,020,086
Total Common Stocks — 11.8%
(Cost: $80,092,953) .............................. 87,368,661
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.1%
Boeing Co. (The)
2.85%, 10/30/24 ................. USD 375 366,655
2.20%, 02/04/26 ................. 1,333 1,259,534
2.70%, 02/01/27 ................. 450 424,299
5.15%, 05/01/30 ................. 1,175 1,196,163
3.63%, 02/01/31 ................. 151 140,247
Bombardier, Inc.
(b)
7.13%, 06/15/26 ................. 72 71,664
7.88%, 04/15/27 ................. 16 16,003
6.00%, 02/15/28 ................. 83 80,865
7.50%, 02/01/29 ................. 37 37,613
8.75%, 11/15/30 ................. 62 66,011
7.45%, 05/01/34 ................. 100 114,000
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 82 76,038
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 5 4,681
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
General Dynamics Corp.
3.50%, 05/15/25 ................. USD 9 $ 8,833
3.50%, 04/01/27 ................. 39 37,994
3.75%, 05/15/28 ................. 37 36,324
2.25%, 06/01/31 ................. 45 39,121
L3Harris Technologies, Inc.
3.85%, 12/15/26 ................. 100 98,013
4.40%, 06/15/28 ................. 649 641,481
2.90%, 12/15/29 ................. 12 10,844
5.40%, 07/31/33 ................. 242 251,618
Lockheed Martin Corp., 4.50%, 05/15/36 .. 135 133,563
Northrop Grumman Corp., 3.25%, 01/15/28 . 161 153,848
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 200 200,344
RTX Corp.
4.13%, 11/16/28 ................. 332 324,356
5.75%, 01/15/29 ................. 619 647,010
2.25%, 07/01/30 ................. 8 6,911
5.15%, 02/27/33 ................. 700 713,401
Spirit AeroSystems, Inc.
(b)
9.38%, 11/30/29 ................. 78 85,354
9.75%, 11/15/30 ................. 67 72,023
TransDigm, Inc.
(b)
6.75%, 08/15/28 ................. 452 462,433
7.13%, 12/01/31 ................. 144 150,900
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 139 147,805
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)(d)(g)
.................. 92 8,763
8,084,712
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 ......... 95 81,768
GN Bondco LLC, 9.50%, 10/15/31
(b)
..... 50 48,815
130,583
Automobile Components — 0.1%
Aptiv plc, 3.25%, 03/01/32 ........... 225 198,764
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 118 119,039
6.25%, 05/15/26 ................. 23 23,030
8.50%, 05/15/27 ................. 348 349,213
6.75%, 05/15/28 ................. 118 120,385
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 16 15,840
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. 5 4,724
5.63%, 04/30/33 ................. 47 42,130
Icahn Enterprises LP
6.25%, 05/15/26 ................. 54 51,522
5.25%, 05/15/27 ................. 76 68,265
9.75%, 01/15/29
(b)
................ 41 41,828
4.38%, 02/01/29 ................. 34 28,392
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... 25 21,344
1,084,476
Automobiles — 0.6%
Daimler Truck Finance North America LLC
(b)
5.15%, 01/16/26 ................. 300 300,822
3.65%, 04/07/27 ................. 150 144,560
Ford Motor Co., 6.10%, 08/19/32 ....... 481 484,863
General Motors Co.
6.13%, 10/01/25 ................. 45 45,605
5.00%, 10/01/28 ................. 16 16,124
6.60%, 04/01/36 ................. 9 9,632
Hyundai Capital America
(b)
0.80%, 01/08/24 ................. 315 314,785
1.00%, 09/17/24 ................. 455 440,413
1.80%, 10/15/25 ................. 221 207,659
6.25%, 11/03/25 ................. 480 487,046

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
6.50%, 01/16/29 ................. USD 109 $ 115,070
Nissan Motor Acceptance Co. LLC
(b)
2.00%, 03/09/26 ................. 400 367,568
1.85%, 09/16/26 ................. 161 144,757
2.75%, 03/09/28 ................. 60 52,932
7.05%, 09/15/28 ................. 334 352,380
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(b)
.. 435 416,113
Volkswagen Group of America Finance LLC,
5.80%, 09/12/25
(b)
............... 344 346,758
4,247,087
Banks — 5.7%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
USD Swap Semi + 3.87%), 6.13%
(a)(h)
... 800 728,088
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.07%), 3.37%,
01/23/26 .................... 390 380,887
(1-day SOFR + 1.15%), 1.32%, 06/19/26 190 178,815
(1-day SOFR + 1.01%), 1.20%, 10/24/26 66 61,285
(1-day SOFR + 1.29%), 5.08%, 01/20/27 550 548,789
(3-mo. CME Term SOFR + 1.32%), 3.56%,
04/23/27 .................... 1,003 965,335
(1-day SOFR + 0.96%), 1.73%, 07/22/27 116 106,273
(1-day SOFR + 1.05%), 2.55%, 02/04/28 618 572,475
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28 .................... 23 21,963
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 .................... 1,216 1,153,373
(1-day SOFR + 2.04%), 4.95%, 07/22/28 605 604,918
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 .................... 395 372,062
(1-day SOFR + 1.06%), 2.09%, 06/14/29 604 532,316
(3-mo. CME Term SOFR + 1.57%), 4.27%,
07/23/29 .................... 326 314,749
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30 .................... 201 190,246
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30 .................... 300 272,012
(1-day SOFR + 2.15%), 2.59%, 04/29/31 86 74,114
(1-day SOFR + 1.21%), 2.57%, 10/20/32 125 103,634
(1-day SOFR + 1.33%), 2.97%, 02/04/33 107 91,038
Bank of Ireland Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.25%, 09/16/26
(a)(b)
......... 330 333,482
Barclays plc
3.65%, 03/16/25 ................. 661 646,226
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(h)
.................... 775 741,256
4.38%, 01/12/26 ................. 200 197,270
5.20%, 05/12/26 ................. 209 207,645
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(a)
200 201,789
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28%,
11/24/27
(a)
................... 366 336,284
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(h)
.................... 200 155,481
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39%,
11/02/28
(a)
................... 200 213,733
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(h)
.................... 730 716,431
(1-day SOFR + 2.22%), 6.49%, 09/13/29
(a)
960 999,523
(USISSO05 + 5.78%), 9.63%
(a)(h)
...... 420 436,275
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... USD 400 $ 387,269
BNP Paribas SA
(a)(b)
(1-day SOFR + 1.00%), 1.32%, 01/13/27 226 208,399
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(h)
..................... 235 246,098
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(h)
..................... 1,750 1,409,584
Citigroup, Inc.
(a)
(1-day SOFR + 2.84%), 3.11%, 04/08/26 199 193,410
(1-day SOFR + 0.77%), 1.12%, 01/28/27 132 121,282
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28 .................... 1,275 1,232,909
(1-day SOFR + 1.28%), 3.07%, 02/24/28 51 48,056
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28 .................... 125 119,129
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28 .................... 335 316,831
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(h)
..................... 42 42,886
(1-day SOFR + 1.42%), 2.98%, 11/05/30 217 193,216
(1-day SOFR + 2.11%), 2.57%, 06/03/31 5 4,271
(1-day SOFR + 1.17%), 2.56%, 05/01/32 190 158,522
(1-day SOFR + 1.94%), 3.79%, 03/17/33 226 203,253
(1-day SOFR + 2.66%), 6.17%, 05/25/34 168 173,842
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a)(c)(h)
.............. 725 713,219
Fifth Third Bancorp
(a)
(SOFR Index + 2.19%), 6.36%, 10/27/28 170 176,390
(1-day SOFR + 2.34%), 6.34%, 07/27/29 704 732,990
HSBC Holdings plc
(a)
(1-day SOFR + 0.71%), 0.98%, 05/24/25 235 230,222
(1-day SOFR + 1.43%), 3.00%, 03/10/26 200 193,912
(1-day SOFR + 1.54%), 1.65%, 04/18/26 254 241,337
(1-day SOFR + 1.57%), 5.89%, 08/14/27 655 664,067
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.00%
(h)
..................... 200 205,858
(1-day SOFR + 1.97%), 6.16%, 03/09/29 935 965,469
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(h)
..................... 260 216,844
HSBC USA, Inc., 5.63%, 03/17/25 ...... 200 200,946
JPMorgan Chase & Co.
2.95%, 10/01/26 ................. 130 123,834
(3-mo. CME Term SOFR + 0.70%), 1.04%,
02/04/27
(a)
................... 187 171,865
(1-day SOFR + 0.89%), 1.58%, 04/22/27
(a)
691 637,671
(1-day SOFR + 0.77%), 1.47%, 09/22/27
(a)
404 366,028
(3-mo. CME Term SOFR + 1.64%), 3.54%,
05/01/28
(a)
................... 195 186,099
(1-day SOFR + 1.99%), 4.85%, 07/25/28
(a)
71 71,020
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29
(a)
................... 346 332,902
(1-day SOFR + 1.02%), 2.07%, 06/01/29
(a)
460 407,859
(1-day SOFR + 1.45%), 5.30%, 07/24/29
(a)
1,848 1,875,186
(1-day SOFR + 1.57%), 6.09%, 10/23/29
(a)
186 195,563
Lloyds Banking Group plc
(a)
(3-mo. LIBOR USD + 1.21%), 3.57%,
11/07/28 .................... 204 191,669

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(h)
..................... USD 200 $ 200,399
Mitsubishi UFJ Financial Group, Inc.
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.55%), 0.95%,
07/19/25
(a)
................... 432 420,933
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64%,
10/13/27
(a)
................... 200 182,089
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
................... 200 185,060
3.96%, 03/02/28 ................. 6 5,843
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.29%),
8.20%
(a)(h)
.................... 200 216,999
3.74%, 03/07/29 ................. 71 67,926
2.05%, 07/17/30 ................. 200 168,248
National Australia Bank Ltd., 3.91%, 06/09/27 250 244,991
NatWest Group plc
(3-mo. LIBOR USD + 1.76%), 4.27%,
03/22/25
(a)
................... 440 438,439
4.80%, 04/05/26 ................. 200 198,155
PNC Financial Services Group, Inc. (The)
(a)
(SOFR Index + 1.73%), 6.62%, 10/20/27 103 106,844
(1-day SOFR + 1.84%), 5.58%, 06/12/29 670 684,293
(1-day SOFR + 2.28%), 6.88%, 10/20/34 264 293,076
Royal Bank of Canada, 6.00%, 11/01/27 ... 27 28,287
Santander Holdings USA, Inc., (1-day SOFR +
2.36%), 6.50%, 03/09/29
(a)
.......... 952 983,487
Societe Generale SA
(a)(b)(h)
(5-Year USD Swap Rate + 5.87%), 8.00% 400 399,703
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.51%), 5.38% 400 327,253
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26 ................. 865 873,477
5.72%, 09/14/28 ................. 587 607,878
Toronto-Dominion Bank (The)
0.75%, 01/06/26 ................. 309 285,423
5.10%, 01/09/26 ................. 168 169,158
5.16%, 01/10/28 ................. 171 173,579
5.52%, 07/17/28 ................. 50 51,477
Truist Financial Corp.
(1-day SOFR + 2.05%), 6.05%, 06/08/27
(a)
467 475,225
1.13%, 08/03/27 ................. 15 13,131
(1-day SOFR + 0.86%), 1.89%, 06/07/29
(a)
34 29,381
(1-day SOFR + 2.45%), 7.16%, 10/30/29
(a)
1,119 1,208,557
UniCredit SpA, (5-Year USD Swap Semi +
5.18%), 8.00%
(a)(c)(h)
.............. 400 397,600
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55%, 07/22/28 270 266,018
(1-day SOFR + 1.23%), 4.65%, 02/01/29 6 5,906
(1-day SOFR + 2.02%), 5.78%, 06/12/29 795 816,746
(1-day SOFR + 1.60%), 4.84%, 02/01/34 7 6,705
(1-day SOFR + 2.26%), 5.84%, 06/12/34 219 225,904
Wells Fargo & Co.
(a)
(1-day SOFR + 1.32%), 3.91%, 04/25/26 1,100 1,078,172
(1-day SOFR + 2.00%), 2.19%, 04/30/26 275 263,551
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 .................... 109 103,830
(1-day SOFR + 1.98%), 4.81%, 07/25/28 487 483,431
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(h)
..................... 61 64,008
(1-day SOFR + 1.74%), 5.57%, 07/25/29 741 756,612
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.79%), 6.30%, 10/23/29 USD 160 $ 168,627
(1-day SOFR + 2.06%), 6.49%, 10/23/34 1,248 1,357,684
Wells Fargo Bank NA, 5.45%, 08/07/26 ... 253 257,122
Westpac Banking Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.11%,
07/24/34 .................... 14 12,799
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35 .................... 61 49,617
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02%,
11/18/36 .................... 23 18,697
41,990,014
Beverages — 0.1%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 22 21,928
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28
(i)
................ 285 281,497
4.75%, 01/23/29 ................. 517 525,035
4.90%, 01/23/31 ................. 137 142,521
970,981
Biotechnology — 0.9%
AbbVie, Inc.
2.95%, 11/21/26 ................. 1,257 1,205,334
3.20%, 11/21/29 ................. 461 430,938
Amgen, Inc.
2.60%, 08/19/26 ................. 175 166,293
5.15%, 03/02/28 ................. 960 982,801
5.25%, 03/02/33 ................. 357 366,008
Gilead Sciences, Inc.
3.65%, 03/01/26 ................. 3,409 3,339,841
4.60%, 09/01/35 ................. 238 235,411
6,726,626
Broadline Retail — 0.0%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 25 21,113
Go Daddy Operating Co. LLC, 5.25%, 12/01/27 42 41,156
LCM Investments Holdings II LLC
4.88%, 05/01/29 ................. 61 56,664
8.25%, 08/01/31 ................. 35 36,529
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 54 51,705
5.63%, 02/15/29 ................. 27 26,224
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 23 22,102
255,493
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 90 86,850
6.38%, 06/15/30 ................. 11 11,082
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 40 40,601
Carrier Global Corp.
5.80%, 11/30/25 ................. 215 217,860
5.90%, 03/15/34 ................. 63 68,141
Masonite International Corp.
5.38%, 02/01/28 ................. 23 22,080
3.50%, 02/15/30 ................. 29 25,138
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 34 32,433
9.75%, 07/15/28 ................. 15 15,000
Standard Industries, Inc.
5.00%, 02/15/27 ................. 49 47,772
4.75%, 01/15/28 ................. 4 3,851
4.38%, 07/15/30 ................. 48 44,083
3.38%, 01/15/31 ................. 34 29,249

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Summit Materials LLC
5.25%, 01/15/29 ................. USD 16 $ 15,480
7.25%, 01/15/31 ................. 63 66,383
726,003
Capital Markets — 2.6%
AerCap Ireland Capital DAC
3.50%, 01/15/25 ................. 200 195,466
1.75%, 01/30/26 ................. 150 139,294
2.45%, 10/29/26 ................. 250 231,480
6.10%, 01/15/27 ................. 216 220,609
6.45%, 04/15/27
(b)
................ 205 212,260
5.75%, 06/06/28 ................. 735 752,229
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 23 24,182
Ares Capital Corp., 7.00%, 01/15/27 ..... 20 20,572
Aretec Group, Inc., 10.00%, 08/15/30
(b)
... 15 15,940
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 21 21,371
3.25%, 03/15/27 ................. 67 61,462
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 59 56,512
3.40%, 07/15/26 ................. 12 11,156
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
20 20,605
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 25 24,646
7.75%, 09/16/27 ................. 45 46,397
Charles Schwab Corp. (The)
3.63%, 04/01/25 ................. 200 196,332
5.88%, 08/24/26 ................. 590 605,131
3.20%, 03/02/27 ................. 155 147,497
3.30%, 04/01/27 ................. 120 114,169
(1-day SOFR + 2.01%), 6.14%, 08/24/34
(a)
229 241,383
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 53 50,065
Credit Suisse AG
4.75%, 08/09/24 ................. 288 286,216
3.70%, 02/21/25 ................. 500 489,714
2.95%, 04/09/25 ................. 400 387,647
7.50%, 02/15/28 ................. 515 564,031
Deutsche Bank AG
(a)
(1-day SOFR + 1.13%), 1.45%, 04/01/25 555 548,306
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(h)
............... 800 723,990
(1-day SOFR + 1.32%), 2.55%, 01/07/28 240 220,303
(1-day SOFR + 3.18%), 6.72%, 01/18/29 175 183,261
(1-day SOFR + 2.51%), 6.82%, 11/20/29 914 962,300
(1-day SOFR + 3.65%), 7.08%, 02/10/34 215 221,094
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.46%), 3.27%,
09/29/25
(a)
................... 345 339,165
(1-day SOFR + 0.61%), 0.86%, 02/12/26
(a)
100 94,820
(1-day SOFR + 1.08%), 5.80%, 08/10/26
(a)
402 405,884
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
100 92,097
(1-day SOFR + 0.80%), 1.43%, 03/09/27
(a)
560 516,369
(1-day SOFR + 1.73%), 4.48%, 08/23/28
(a)
64 62,870
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(a)
................... 75 71,203
(3-mo. CME Term SOFR + 1.56%), 4.22%,
05/01/29
(a)
................... 100 96,733
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
106 88,977
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
100 82,163
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
85 70,831
6.45%, 05/01/36 ................. 8 8,635
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. USD 80 $ 76,056
4.00%, 09/15/27 ................. 184 180,913
1.85%, 09/15/32 ................. 216 172,745
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(d)(e)(g)
.................. 203 —
Morgan Stanley
(a)
(1-day SOFR + 1.99%), 2.19%, 04/28/26 5 4,803
(1-day SOFR + 0.88%), 1.59%, 05/04/27 967 890,982
(1-day SOFR + 0.86%), 1.51%, 07/20/27 705 643,951
(1-day SOFR + 1.00%), 2.48%, 01/21/28 45 41,768
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29 .................... 904 862,129
(1-day SOFR + 1.59%), 5.16%, 04/20/29 651 654,721
(1-day SOFR + 1.63%), 5.45%, 07/20/29 375 382,107
(1-day SOFR + 1.83%), 6.41%, 11/01/29 543 575,463
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 .................... 205 199,665
(1-day SOFR + 1.02%), 1.93%, 04/28/32 60 48,248
(1-day SOFR + 1.18%), 2.24%, 07/21/32 133 108,560
(1-day SOFR + 1.29%), 2.94%, 01/21/33 105 89,319
(1-day SOFR + 2.05%), 6.63%, 11/01/34 57 63,102
(1-day SOFR + 1.36%), 2.48%, 09/16/36 81 64,200
Nasdaq, Inc.
5.35%, 06/28/28 ................. 169 174,061
5.55%, 02/15/34 ................. 36 37,399
Northern Trust Corp., 6.13%, 11/02/32 .... 22 23,624
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
.................... 22 23,173
S&P Global, Inc., 5.25%, 09/15/33
(b)
..... 128 133,916
State Street Corp.
(1-day SOFR + 0.41%), 1.75%, 02/06/26
(a)
13 12,492
(1-day SOFR + 2.60%), 2.90%, 03/30/26
(a)
7 6,801
(1-day SOFR + 1.48%), 5.68%, 11/21/29
(a)
16 16,544
2.40%, 01/24/30 ................. 7 6,248
(1-day SOFR + 1.00%), 2.62%, 02/07/33
(a)
26 21,893
(3-mo. CME Term SOFR + 1.26%), 6.65%,
06/15/47
(a)
................... 1,788 1,466,227
UBS AG, 1.38%, 01/13/25
(b)
.......... 231 221,952
UBS Group AG
(a)(b)
(SOFR Index + 0.98%), 1.31%, 02/02/27 374 342,295
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(h)
..................... 200 180,144
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70%,
08/05/27 .................... 700 690,039
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(h)
..................... 200 221,653
(1-day SOFR + 5.02%), 9.02%, 11/15/33 400 491,694
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34 .................... 200 211,725
19,265,979
Chemicals — 0.3%
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 20 17,238
Avient Corp., 7.13%, 08/01/30
(b)
........ 36 37,449
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 150 134,614
Celanese US Holdings LLC, 6.70%, 11/15/33 12 13,015
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 40 38,100
4.63%, 11/15/29 ................. 12 10,536

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
DuPont de Nemours, Inc.
4.49%, 11/15/25 ................. USD 62 $ 61,544
4.73%, 11/15/28 ................. 64 64,942
Eastman Chemical Co., 5.75%, 03/08/33 .. 403 416,387
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 200 184,127
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 32 31,840
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 164,077
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 75 71,715
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 23,284
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
. 74 53,517
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 24 20,295
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
25 24,042
Nutrien Ltd.
5.95%, 11/07/25 ................. 54 54,938
4.90%, 03/27/28 ................. 62 62,558
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 41,594
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 ................. 3 2,666
4.00%, 04/01/31 ................. 10 8,484
4.38%, 02/01/32 ................. 26 21,970
Sherwin-Williams Co. (The)
4.25%, 08/08/25 ................. 116 114,808
3.95%, 01/15/26 ................. 29 28,433
3.45%, 06/01/27 ................. 99 95,560
2.30%, 05/15/30 ................. 22 19,079
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 73 63,328
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 10 9,621
5.63%, 08/15/29 ................. 210 184,791
7.38%, 03/01/31 ................. 27 27,008
2,101,560
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
40 37,000
Allied Universal Holdco LLC
(b)
9.75%, 07/15/27 ................. 12 11,758
4.63%, 06/01/28 ................. 407 370,955
6.00%, 06/01/29 ................. 200 163,059
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 22 20,019
4.75%, 10/15/29 ................. 17 15,968
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 33 32,918
5.75%, 07/15/29 ................. 53 49,409
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 70 67,903
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 28 27,437
6.38%, 02/01/31 ................. 20 20,321
Covanta Holding Corp., 4.88%, 12/01/29
(b)
. 67 58,537
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 65 62,672
9.50%, 11/01/27 ................. 17 17,139
7.75%, 02/15/28 ................. 72 74,492
6.00%, 06/01/29 ................. 3 2,689
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 21 20,690
3.75%, 08/01/25 ................. 26 25,392
5.13%, 12/15/26 ................. 24 23,746
3.50%, 09/01/28 ................. 37 34,190
4.75%, 06/15/29 ................. 94 88,544
4.38%, 08/15/29 ................. 65 59,987
6.75%, 01/15/31 ................. 91 93,756
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 27 26,959
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 56 52,220
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 4 $ 3,966
5.75%, 04/15/26 ................. 22 22,119
6.25%, 01/15/28 ................. 66 65,615
Republic Services, Inc.
4.88%, 04/01/29 ................. 280 285,222
5.00%, 12/15/33 ................. 285 290,991
Waste Management, Inc., 2.00%, 06/01/29 . 191 169,993
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 174 167,475
Williams Scotsman, Inc.
(b)
6.13%, 06/15/25 ................. 26 26,051
7.38%, 10/01/31 ................. 42 44,048
2,533,240
Communications Equipment — 0.0%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3 2,445
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 26 23,178
4.75%, 09/01/29 ................. 34 22,828
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 63 62,509
2.75%, 05/24/31 ................. 39 33,333
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 77 75,078
5.63%, 04/15/27 ................. 64 61,920
7.50%, 05/30/31 ................. 8 6,280
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 32 28,014
315,585
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 67 62,403
Brand Industrial Services, Inc., 10.38%,
08/01/30 ..................... 210 222,081
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 32,477
Pike Corp., 8.63%, 01/31/31 .......... 12 12,610
329,571
Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC
(b)
6.00%, 11/01/28 ................. 103 101,412
8.88%, 11/15/31 ................. 94 98,810
200,222
Consumer Finance — 1.1%
Ally Financial, Inc.
5.80%, 05/01/25 ................. 228 228,197
5.75%, 11/20/25 ................. 343 340,863
(1-day SOFR + 2.82%), 6.85%, 01/03/30
(a)
255 261,986
American Express Co., 2.55%, 03/04/27 ... 193 180,806
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
.................... 19 19,697
Capital One Financial Corp.
3.75%, 04/24/24 ................. 230 228,415
4.25%, 04/30/25 ................. 185 182,195
(1-day SOFR + 1.37%), 4.17%, 05/09/25
(a)
215 213,377
(1-day SOFR + 1.29%), 2.64%, 03/03/26
(a)
62 59,408
(1-day SOFR + 0.86%), 1.88%, 11/02/27
(a)
35 31,481
3.80%, 01/31/28 ................. 160 151,928
(1-day SOFR + 2.08%), 5.47%, 02/01/29
(a)
225 224,335
(1-day SOFR + 2.64%), 6.31%, 06/08/29
(a)
1,194 1,224,936
(1-day SOFR + 3.07%), 7.62%, 10/30/31
(a)
261 286,809
(1-day SOFR + 1.34%), 2.36%, 07/29/32
(a)
37 28,032
(1-day SOFR + 1.27%), 2.62%, 11/02/32
(a)
25 19,999
(1-day SOFR + 2.60%), 5.82%, 02/01/34
(a)
36 35,825
(1-day SOFR + 2.86%), 6.38%, 06/08/34
(a)
65 66,898

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3.38%, 11/13/25 ................. USD 455 $ 435,395
4.13%, 08/17/27 ................. 200 189,337
7.35%, 11/04/27 ................. 200 210,910
6.80%, 05/12/28 ................. 551 575,492
5.11%, 05/03/29 ................. 200 194,485
7.35%, 03/06/30 ................. 200 214,860
7.12%, 11/07/33 ................. 200 215,487
General Motors Financial Co., Inc.
1.25%, 01/08/26 ................. 40 37,009
5.40%, 04/06/26 ................. 607 610,848
4.35%, 01/17/27 ................. 196 192,073
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 38 35,524
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 ................. 14 14,663
8.13%, 03/30/29 ................. 24 25,085
Navient Corp.
5.50%, 03/15/29 ................. 5 4,611
9.38%, 07/25/30 ................. 35 36,668
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 10,123
7.13%, 03/15/26 ................. 38 38,714
6.63%, 01/15/28 ................. 27 27,257
9.00%, 01/15/29 ................. 62 65,548
5.38%, 11/15/29 ................. 35 32,774
7.88%, 03/15/30 ................. 52 53,527
4.00%, 09/15/30 ................. 46 39,365
SLM Corp., 3.13%, 11/02/26 .......... 44 41,027
Synchrony Financial
4.25%, 08/15/24 ................. 200 197,800
4.88%, 06/13/25 ................. 3 2,949
4.50%, 07/23/25 ................. 72 70,333
Toyota Motor Credit Corp.
5.00%, 08/14/26 ................. 279 282,339
5.40%, 11/20/26 ................. 366 374,613
5.25%, 09/11/28 ................. 146 151,177
1.65%, 01/10/31 ................. 31 25,751
8,190,931
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 382 353,055
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 53 50,006
4.63%, 01/15/27 ................. 4 3,889
5.88%, 02/15/28 ................. 16 16,010
6.50%, 02/15/28 ................. 20 20,239
3.50%, 03/15/29 ................. 47 42,675
4.88%, 02/15/30 ................. 36 34,464
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 53 48,611
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
28 22,667
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 25 23,744
4.63%, 06/01/30 ................. 37 34,482
7.25%, 01/15/32 ................. 32 33,367
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 ................. 4 3,521
4.80%, 11/18/44 ................. 12 9,998
4.10%, 04/15/50 ................. 20 14,524
711,252
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 200 199,284
4.00%, 09/01/29 ................. 200 169,295
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ball Corp., 6.00%, 06/15/29 .......... USD 25 $ 25,529
Berry Global, Inc., 1.57%, 01/15/26 ...... 736 683,741
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 45 44,260
8.75%, 04/15/30 ................. 122 113,749
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 9,000
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 15 14,550
3.50%, 03/15/28 ................. 23 21,342
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 40 36,241
9.50%, 11/01/28 ................. 61 61,610
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 441 448,797
9.25%, 04/15/27 ................. 8 7,853
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. 6 6,001
7.25%, 05/15/31 ................. 21 21,291
Sealed Air Corp.
(b)
6.13%, 02/01/28 ................. 30 30,259
5.00%, 04/15/29 ................. 7 6,769
Sonoco Products Co., 2.25%, 02/01/27 ... 135 124,325
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
15 16,050
WRKCo, Inc.
3.75%, 03/15/25 ................. 54 52,977
4.65%, 03/15/26 ................. 375 372,414
4.90%, 03/15/29 ................. 96 96,525
2,561,862
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 24 21,395
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 55 53,035
Resideo Funding, Inc., 4.00%, 09/01/29 ... 23 20,068
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 11 11,325
105,823
Diversified Consumer Services — 0.1%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 9 9,192
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 29 26,225
Service Corp. International, 4.00%, 05/15/31 122 109,251
Sotheby's, 7.38%, 10/15/27
(b)
.......... 355 342,361
487,029
Diversified REITs — 0.5%
ERP Operating LP
4.15%, 12/01/28 ................. 159 156,070
1.85%, 08/01/31 ................. 162 132,865
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 28 23,397
HAT Holdings I LLC
(b)
3.38%, 06/15/26 ................. 46 43,234
8.00%, 06/15/27 ................. 15 15,620
Highwoods Realty LP, 7.65%, 02/01/34 ... 115 124,062
Invitation Homes Operating Partnership LP
5.50%, 08/15/33 ................. 21 21,026
2.70%, 01/15/34 ................. 297 238,733
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 42 38,471
Mid-America Apartments LP, 3.60%, 06/01/27 89 86,017
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 3 2,157
3.50%, 03/15/31 ................. 172 107,539
Prologis LP
4.88%, 06/15/28 ................. 360 364,583
2.88%, 11/15/29 ................. 45 40,850
5.13%, 01/15/34 ................. 469 484,037

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Simon Property Group LP
3.30%, 01/15/26 ................. USD 123 $ 119,158
5.50%, 03/08/33 ................. 128 132,259
VICI Properties LP
5.63%, 05/01/24
(b)
................ 300 299,024
4.38%, 05/15/25 ................. 30 29,482
4.63%, 06/15/25
(b)
................ 12 11,787
4.75%, 02/15/28 ................. 200 195,792
4.95%, 02/15/30 ................. 78 75,685
4.13%, 08/15/30
(b)
................ 210 191,294
5.13%, 05/15/32 ................. 510 497,150
5.63%, 05/15/52 ................. 42 40,270
3,470,562
Diversified Telecommunication Services — 0.6%
Altice France SA, 5.13%, 07/15/29
(b)
..... 200 155,604
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. 34 32,531
6.38%, 09/01/29 ................. 113 111,436
4.75%, 03/01/30 ................. 28 25,585
7.38%, 03/01/31 ................. 299 306,883
4.75%, 02/01/32 ................. 80 70,557
4.25%, 01/15/34 ................. 88 71,511
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 81 78,254
5.00%, 05/01/28 ................. 86 79,479
8.75%, 05/15/30 ................. 173 177,967
8.63%, 03/15/31 ................. 15 15,294
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 200 199,018
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 113 108,480
4.63%, 09/15/27 ................. 124 74,400
3.63%, 01/15/29 ................. 10 5,100
11.00%, 11/15/29
(k)
............... 98 97,903
10.50%, 05/15/30 ................ 106 102,787
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
49 31,623
Sprint Capital Corp., 6.88%, 11/15/28 ..... 562 608,944
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 5 4,891
6.00%, 09/30/34 ................. 41 38,937
7.20%, 07/18/36 ................. 50 50,191
7.72%, 06/04/38 ................. 18 18,330
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 119 120,643
Verizon Communications, Inc.
3.00%, 03/22/27 ................. 15 14,261
2.10%, 03/22/28 ................. 614 555,427
4.02%, 12/03/29 ................. 512 495,047
1.75%, 01/20/31 ................. 116 95,408
4.40%, 11/01/34 ................. 14 13,469
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 319 255,766
6.13%, 03/01/28 ................. 89 65,367
4,081,093
Electric Utilities — 1.8%
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
100 105,004
American Electric Power Co., Inc., 5.70%,
08/15/25 ..................... 412 414,705
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 100 88,502
4.95%, 04/01/33 ................. 68 69,220
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 115 100,241
4.95%, 01/15/33 ................. 77 78,426
Duke Energy Corp.
2.65%, 09/01/26 ................. 860 816,048
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.55%, 06/15/31 ................. USD 123 $ 104,949
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 335 259,037
Duke Energy Florida LLC
3.20%, 01/15/27 ................. 6 5,795
2.50%, 12/01/29 ................. 88 78,459
1.75%, 06/15/30 ................. 154 128,454
Duke Energy Ohio, Inc.
2.13%, 06/01/30 ................. 16 13,609
5.25%, 04/01/33 ................. 13 13,393
Edison International
4.70%, 08/15/25 ................. 390 385,168
5.75%, 06/15/27 ................. 100 102,110
5.25%, 11/15/28 ................. 260 261,598
6.95%, 11/15/29 ................. 68 73,795
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 75 76,563
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88%,
06/15/54
(a)
................... 139 140,042
Eversource Energy
4.75%, 05/15/26 ................. 9 8,952
5.45%, 03/01/28 ................. 220 226,119
Exelon Corp.
2.75%, 03/15/27 ................. 40 37,671
5.15%, 03/15/28 ................. 200 203,287
FirstEnergy Corp.
Series B, 4.15%, 07/15/27
(l)
......... 185 177,934
2.65%, 03/01/30 ................. 217 187,473
Florida Power & Light Co., 4.80%, 05/15/33 . 129 130,446
Georgia Power Co., 4.70%, 05/15/32 ..... 174 173,282
MidAmerican Energy Co., 5.75%, 11/01/35 . 21 22,402
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 ................. 280 282,649
1.88%, 01/15/27 ................. 20 18,393
3.55%, 05/01/27 ................. 300 288,904
4.63%, 07/15/27 ................. 25 24,955
5.05%, 02/28/33 ................. 110 110,205
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 1,032 874,127
NextEra Energy Operating Partners LP
(b)
4.25%, 09/15/24 ................. 4 3,870
3.88%, 10/15/26 ................. 8 7,617
7.25%, 01/15/29 ................. 23 24,079
Northern States Power Co., 2.25%, 04/01/31 10 8,577
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 173 155,974
7.00%, 03/15/33 ................. 30 31,709
Ohio Power Co.
5.00%, 06/01/33 ................. 177 178,004
Series F, 5.85%, 10/01/35 .......... 9 9,349
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28
(b)
................ 109 107,649
3.70%, 11/15/28 ................. 457 440,529
5.75%, 03/15/29 ................. 6 6,333
2.75%, 05/15/30 ................. 12 10,734
5.65%, 11/15/33
(b)
................ 79 84,160
Pacific Gas & Electric Co.
3.40%, 08/15/24 ................. 190 186,827
3.45%, 07/01/25 ................. 14 13,549
3.15%, 01/01/26 ................. 350 335,711
3.30%, 12/01/27 ................. 140 130,665

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.30%, 12/01/27 ................. USD 10 $ 9,333
3.00%, 06/15/28 ................. 150 136,703
6.10%, 01/15/29 ................. 512 529,816
4.55%, 07/01/30 ................. 707 673,331
6.95%, 03/15/34 ................. 65 71,396
PacifiCorp, 2.70%, 09/15/30 .......... 31 26,862
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 71 67,156
PECO Energy Co., 4.90%, 06/15/33 ..... 99 100,646
PG&E Corp., 4.25%, 12/01/27
(b)(m)
....... 118 123,664
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................. 395 400,726
4.65%, 03/15/33 ................. 57 57,006
5.20%, 08/01/33 ................. 56 58,118
Southern California Edison Co.
Series 20C, 1.20%, 02/01/26 ........ 154 143,382
Series G, 2.50%, 06/01/31 .......... 337 288,551
6.00%, 01/15/34 ................. 277 303,727
Southern Co. (The)
Series 21-B, 1.75%, 03/15/28 ........ 150 133,374
4.85%, 06/15/28 ................. 114 114,839
5.20%, 06/15/33 ................. 258 263,175
Tampa Electric Co., 2.40%, 03/15/31 ..... 9 7,590
Virginia Electric & Power Co.
Series B, 3.75%, 05/15/27 .......... 111 108,374
Series A, 3.80%, 04/01/28 .......... 90 87,279
2.30%, 11/15/31 ................. 67 56,273
Vistra Operations Co. LLC
(b)
3.55%, 07/15/24 ................. 663 653,673
5.13%, 05/13/25 ................. 723 715,969
5.50%, 09/01/26 ................. 15 14,810
5.00%, 07/31/27 ................. 7 6,815
7.75%, 10/15/31 ................. 66 68,547
6.95%, 10/15/33 ................. 35 36,835
13,075,223
Electrical Equipment — 0.0%
(b)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 41 41,503
6.30%, 02/15/30 ................. 45 46,166
6.40%, 04/15/33 ................. 29 30,226
Vertiv Group Corp., 4.13%, 11/15/28 ..... 102 95,699
213,594
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ....... 61 57,935
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 102 94,601
3.75%, 02/15/31 ................. 29 25,541
178,077
Energy Equipment & Services — 0.3%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 105 105,262
6.25%, 04/01/28 ................. 64 63,040
Borr IHC Ltd., 10.00%, 11/15/28
(b)
....... 200 209,006
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 46 44,374
Halliburton Co., 2.92%, 03/01/30 ....... 28 25,180
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 27 25,953
7.50%, 01/15/28 ................. 55 47,561
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 127 126,958
9.13%, 01/31/30
(b)
................ 37 37,150
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 41 42,663
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 10 9,693
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 USD 15 $ 15,891
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 11 10,608
Tervita Corp., 11.00%, 12/01/25
(b)
....... 14 14,700
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 18 18,269
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 17 17,637
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 68 66,807
11.50%, 01/30/27 ................ 73 76,285
8.00%, 02/01/27 ................. 44 42,900
8.75%, 02/15/30 ................. 151 157,811
USA Compression Partners LP
6.88%, 04/01/26 ................. 63 62,734
6.88%, 09/01/27 ................. 60 59,289
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 104 106,552
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. 109 110,079
9.50%, 02/01/29 ................. 308 325,916
8.38%, 06/01/31 ................. 195 194,899
9.88%, 02/01/32 ................. 146 152,079
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 24 24,835
8.63%, 04/30/30 ................. 130 135,728
2,329,859
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 39 29,176
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 9 8,919
5.63%, 03/15/26 ................. 9 8,917
6.50%, 05/15/27 ................. 159 161,786
4.75%, 10/15/27 ................. 74 70,954
Netflix, Inc., 4.88%, 06/15/30 .......... 118 119,481
Playtika Holding Corp., 4.25%, 03/15/29 ... 30 26,177
425,410
Financial Services — 0.5%
Block, Inc.
2.75%, 06/01/26 ................. 94 88,645
3.50%, 06/01/31 ................. 197 174,926
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 27 26,916
Fidelity National Information Services, Inc.
1.15%, 03/01/26 ................. 286 264,252
4.70%, 07/15/27 ................. 167 166,988
Fiserv, Inc.
2.75%, 07/01/24 ................. 523 515,174
3.85%, 06/01/25 ................. 60 58,863
3.20%, 07/01/26 ................. 40 38,504
2.25%, 06/01/27 ................. 147 135,932
Freedom Mortgage Corp.
(b)
12.00%, 10/01/28 ................ 13 14,197
12.25%, 10/01/30 ................ 13 14,271
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 6 6,090
8.00%, 02/15/27 ................. 60 61,503
8.00%, 06/15/28 ................. 14 14,484
Global Payments, Inc.
1.20%, 03/01/26 ................. 230 211,302
4.80%, 04/01/26 ................. 67 66,416
2.15%, 01/15/27 ................. 37 34,062
2.90%, 11/15/31 ................. 65 55,600
JPMorgan Chase Bank NA, 5.11%, 12/08/26 658 663,904
Mastercard, Inc., 2.00%, 11/18/31 ....... 56 47,232
MGIC Investment Corp., 5.25%, 08/15/28 .. 31 30,176

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. USD 192 $ 187,768
6.00%, 01/15/27 ................. 18 17,865
5.13%, 12/15/30 ................. 39 35,261
5.75%, 11/15/31 ................. 26 24,243
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
34 36,125
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
.................... 38 39,116
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 10 9,867
7.75%, 02/15/26 ................. 65 66,126
6.88%, 04/01/27 ................. 17 16,988
8.00%, 04/15/27 ................. 37 38,353
5.88%, 07/01/29 ................. 111 108,221
9.88%, 07/15/31 ................. 42 46,673
7.00%, 01/15/32 ................. 45 46,425
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 140 129,150
3.88%, 03/01/31 ................. 33 29,024
4.00%, 10/15/33 ................. 8 6,796
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 93 90,434
Shift4 Payments, Inc., 0.00%, 12/15/25
(m)(n)
. 7 7,766
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 315 317,214
3,942,852
Food Products — 0.3%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... 15 15,751
Chobani LLC
(b)
7.50%, 04/15/25 ................. 169 168,155
4.63%, 11/15/28 ................. 147 137,417
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 84 84,062
J M Smucker Co. (The)
5.90%, 11/15/28 ................. 393 413,204
6.20%, 11/15/33 ................. 140 152,696
4.25%, 03/15/35 ................. 15 13,941
Kraft Heinz Foods Co., 3.88%, 05/15/27 ... 857 840,564
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 88 86,064
4.13%, 01/31/30 ................. 12 11,063
4.38%, 01/31/32 ................. 46 41,964
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 9 8,672
4.50%, 09/15/31 ................. 9 8,065
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 32 27,686
2,009,304
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. 39 40,274
Atmos Energy Corp.
1.50%, 01/15/31 ................. 35 28,458
5.90%, 11/15/33 ................. 22 23,868
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ..................... 18 18,458
DCP Midstream Operating LP
5.63%, 07/15/27 ................. 250 256,148
3.25%, 02/15/32 ................. 641 555,819
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 35 36,735
ONE Gas, Inc.
1.10%, 03/11/24 ................. 129 127,856
2.00%, 05/15/30 ................. 9 7,633
4.25%, 09/01/32 ................. 9 8,631
Southern California Gas Co., 2.95%, 04/15/27 96 91,051
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 6 5,440
1,200,371
Security
Par (000)
Par (000) Value
Ground Transportation — 0.5%
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(b)
USD 32 $ 31,956
Burlington Northern Santa Fe LLC
7.00%, 12/15/25 ................. 24 25,063
3.25%, 06/15/27 ................. 15 14,457
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 137 130,342
CSX Corp.
3.25%, 06/01/27 ................. 133 128,157
4.25%, 03/15/29 ................. 64 63,934
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 38 35,134
Norfolk Southern Corp.
2.90%, 06/15/26 ................. 240 230,345
3.15%, 06/01/27 ................. 658 628,565
3.80%, 08/01/28 ................. 83 80,811
2.30%, 05/15/31 ................. 196 169,109
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 ................. 853 790,850
4.45%, 01/29/26 ................. 100 97,710
5.75%, 05/24/26 ................. 275 277,178
5.88%, 11/15/27 ................. 91 93,010
5.55%, 05/01/28 ................. 21 21,322
RXO, Inc., 7.50%, 11/15/27
(b)
.......... 31 31,988
Ryder System, Inc.
2.85%, 03/01/27 ................. 135 126,908
6.60%, 12/01/33 ................. 114 126,392
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
.................... 200 181,495
Uber Technologies, Inc.
0.00%, 12/15/25
(m)(n)
.............. 48 48,809
8.00%, 11/01/26
(b)
................ 85 86,577
7.50%, 09/15/27
(b)
................ 101 104,599
6.25%, 01/15/28
(b)
................ 54 54,135
4.50%, 08/15/29
(b)
................ 126 120,200
Union Pacific Corp., 2.89%, 04/06/36 ..... 66 55,709
3,754,755
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 127 122,743
3.88%, 11/01/29 ................. 33 29,968
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 203 214,153
Baxter International, Inc.
1.92%, 02/01/27 ................. 37 33,900
2.54%, 02/01/32 ................. 132 110,670
Becton Dickinson & Co.
3.73%, 12/15/24 ................. 198 194,883
3.70%, 06/06/27 ................. 164 158,924
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 40 42,725
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 81 73,236
5.25%, 10/01/29 ................. 289 272,404
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 31 30,865
4.50%, 03/30/33 ................. 163 163,053
Teleflex, Inc., 4.63%, 11/15/27 ......... 28 27,218
1,474,742
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
13 12,803
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
65 56,571
Ascension Health, Series B, 2.53%, 11/15/29 16 14,282
Banner Health, 1.90%, 01/01/31 ........ 128 106,107
Centene Corp.
3.00%, 10/15/30 ................. 252 218,243
2.63%, 08/01/31 ................. 346 287,084

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
CommonSpirit Health
6.07%, 11/01/27 ................. USD 137 $ 141,002
3.35%, 10/01/29 ................. 22 20,087
2.78%, 10/01/30 ................. 161 139,598
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 37 34,378
6.00%, 01/15/29 ................. 138 124,218
5.25%, 05/15/30 ................. 82 68,580
4.75%, 02/15/31 ................. 65 51,099
Elevance Health, Inc.
5.35%, 10/15/25 ................. 136 136,950
1.50%, 03/15/26 ................. 29 27,048
4.10%, 03/01/28 ................. 200 197,068
2.25%, 05/15/30 ................. 15 12,987
5.50%, 10/15/32 ................. 75 78,426
5.85%, 01/15/36 ................. 45 48,062
Encompass Health Corp.
4.50%, 02/01/28 ................. 7 6,697
4.75%, 02/01/30 ................. 27 25,427
4.63%, 04/01/31 ................. 48 44,169
HCA, Inc.
5.38%, 02/01/25 ................. 62 61,909
3.13%, 03/15/27 ................. 465 440,789
3.50%, 09/01/30 ................. 356 322,723
3.63%, 03/15/32 ................. 175 156,481
5.50%, 06/01/33 ................. 142 144,230
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 124 115,135
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 16 14,772
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................. 46 46,487
11.00%, 10/15/30 ................ 70 73,721
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 68 67,150
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 21 19,861
3.88%, 11/15/30 ................. 56 50,339
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 79 71,397
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 6 5,850
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 12 11,905
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 8 7,970
10.00%, 04/15/27 ................ 36 36,360
Sutter Health
Series 2018, 3.70%, 08/15/28 ........ 30 28,739
Series 20A, 2.29%, 08/15/30 ........ 77 65,997
5.16%, 08/15/33 ................. 40 40,529
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 26 25,707
6.25%, 02/01/27 ................. 13 13,064
5.13%, 11/01/27 ................. 61 59,630
4.63%, 06/15/28 ................. 12 11,452
6.13%, 10/01/28 ................. 72 71,796
6.13%, 06/15/30 ................. 20 20,222
6.75%, 05/15/31
(b)
................ 155 158,418
UnitedHealth Group, Inc.
4.00%, 05/15/29 ................. 89 87,691
2.30%, 05/15/31 ................. 90 77,987
4.63%, 07/15/35 ................. 129 129,637
5.80%, 03/15/36 ................. 96 104,884
4,393,718
Health Care REITs — 0.1%
Healthpeak OP LLC
1.35%, 02/01/27 ................. 284 254,802
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
2.88%, 01/15/31 ................. USD 14 $ 12,151
5.25%, 12/15/32 ................. 146 147,590
Ventas Realty LP
3.00%, 01/15/30 ................. 55 48,551
4.75%, 11/15/30 ................. 54 52,321
Welltower OP LLC
4.00%, 06/01/25 ................. 112 109,980
3.85%, 06/15/32 ................. 279 257,975
883,370
Health Care Technology — 0.1%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 337 305,719
IQVIA, Inc., 6.25%, 02/01/29 .......... 63 65,769
371,488
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 124 119,770
7.25%, 07/15/28
(b)
................ 46 47,825
4.50%, 02/15/29
(b)
................ 20 18,601
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 30 28,425
Service Properties Trust
7.50%, 09/15/25 ................. 22 22,244
8.63%, 11/15/31
(b)
................ 145 151,878
388,743
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 36 34,010
4.38%, 01/15/28 ................. 21 20,057
4.00%, 10/15/30 ................. 73 65,473
Booking Holdings, Inc., 4.63%, 04/13/30 ... 109 109,816
Boyd Gaming Corp., 4.75%, 06/15/31
(b)
... 64 58,741
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 74 69,589
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 45 45,122
8.13%, 07/01/27 ................. 76 77,908
4.63%, 10/15/29 ................. 137 123,575
7.00%, 02/15/30 ................. 202 207,138
Carnival Corp.
(b)
7.63%, 03/01/26 ................. 49 49,886
5.75%, 03/01/27 ................. 114 111,199
4.00%, 08/01/28 ................. 34 31,611
6.00%, 05/01/29 ................. 108 103,918
7.00%, 08/15/29 ................. 23 24,015
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 398 433,191
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 13 12,675
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 27 26,864
5.38%, 04/15/27 ................. 6 5,870
6.50%, 10/01/28 ................. 18 17,864
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 76 75,203
4.75%, 01/15/28 ................. 82 78,588
5.75%, 04/01/30 ................. 102 99,449
6.75%, 05/01/31 ................. 52 52,777
Expedia Group, Inc., 3.80%, 02/15/28 .... 35 33,741
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 64 58,072
6.75%, 01/15/30 ................. 26 22,828
GLP Capital LP
5.30%, 01/15/29 ................. 72 71,584
4.00%, 01/15/30 ................. 49 44,711
3.25%, 01/15/32 ................. 32 27,016
6.75%, 12/01/33 ................. 25 26,971

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ USD 41 $ 41,016
3.75%, 05/01/29
(b)
................ 14 12,980
4.88%, 01/15/30 ................. 28 27,136
4.00%, 05/01/31
(b)
................ 43 39,385
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 16 15,761
Life Time, Inc., 8.00%, 04/15/26
(b)
....... 49 49,446
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................. 6 6,144
7.50%, 09/01/31 ................. 43 44,851
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 33 34,121
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
72 71,640
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
49 42,195
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 22 20,460
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 25 24,429
8.38%, 02/01/28 ................. 3 3,177
8.13%, 01/15/29 ................. 17 17,758
7.75%, 02/15/29 ................. 37 37,224
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 50 47,862
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 22 22,688
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 23 18,400
5.88%, 09/01/31 ................. 24 18,720
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
.................... 19 20,277
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 25 23,829
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 ................. 20 19,317
5.50%, 08/31/26 ................. 39 38,616
5.38%, 07/15/27 ................. 4 3,960
11.63%, 08/15/27 ................ 6 6,529
5.50%, 04/01/28 ................. 7 6,911
8.25%, 01/15/29 ................. 47 49,794
9.25%, 01/15/29 ................. 21 22,588
7.25%, 01/15/30 ................. 38 39,686
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... 26 24,581
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 137 137,422
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 5 4,714
4.63%, 12/01/31 ................. 73 65,822
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 10 9,950
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 29 27,985
7.00%, 02/15/29 ................. 7 6,940
9.13%, 07/15/31 ................. 113 120,412
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 35 34,125
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 28 26,184
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 56 54,494
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
..... 200 184,812
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 98 92,491
7.13%, 02/15/31 ................. 55 57,278
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 22 21,325
3,914,897
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 11 10,675
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.63%, 08/01/29 ................. USD 13 $ 11,560
4.63%, 04/01/30 ................. 35 31,353
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 28 24,854
4.88%, 02/15/30 ................. 26 22,865
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
35 34,627
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
16 16,909
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 20,370
KB Home, 7.25%, 07/15/30 ........... 27 27,948
LGI Homes, Inc., 8.75%, 12/15/28
(b)
...... 17 18,084
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 6 5,833
4.63%, 03/01/30 ................. 20 18,535
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
23 16,531
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 42 42,210
5.13%, 08/01/30 ................. 11 10,641
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 44 39,741
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 19 18,668
5.70%, 06/15/28 ................. 14 13,807
385,211
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 2 1,943
4.13%, 10/15/30 ................. 23 20,920
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 22 20,990
5.50%, 07/15/30 ................. 21 20,378
64,231
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 385 356,232
2.45%, 01/15/31 ................. 146 122,646
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 71 68,073
5.00%, 02/01/31 ................. 6 5,501
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 67 64,549
NextEra Energy Partners LP
(b)(m)
0.00%, 11/15/25
(n)
................ 27 23,584
2.50%, 06/15/26 ................. 27 24,192
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
18 19,126
TransAlta Corp., 7.75%, 11/15/29 ....... 29 30,800
714,703
Industrial Conglomerates — 0.1%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(b)
.................... 417 425,911
Insurance — 0.3%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 25 22,716
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 181 173,950
6.75%, 10/15/27 ................. 159 158,438
6.75%, 04/15/28 ................. 83 84,911
5.88%, 11/01/29 ................. 312 295,618
7.00%, 01/15/31 ................. 68 71,731
Allstate Corp. (The), 3.28%, 12/15/26 .... 148 142,719
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 74 67,579
Aon Corp.
2.85%, 05/28/27 ................. 251 237,109
2.60%, 12/02/31 ................. 77 65,292

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.35%, 02/28/33 ................. USD 116 $ 118,964
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 24 24,241
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 66 66,255
7.25%, 06/15/30 ................. 240 253,495
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 73 76,660
10.50%, 12/15/30 ................ 41 43,210
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ................. 101 86,937
2.38%, 12/15/31 ................. 22 18,740
NFP Corp.
(b)
4.88%, 08/15/28 ................. 52 51,462
6.88%, 08/15/28 ................. 252 256,183
7.50%, 10/01/30 ................. 42 44,701
8.50%, 10/01/31 ................. 26 28,181
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 36 33,390
USI, Inc., 7.50%, 01/15/32
(b)
.......... 63 64,499
2,486,981
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
4.60%, 05/15/28 ................. 172 174,509
4.95%, 05/15/33 ................. 112 115,597
290,106
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 163,000
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
36 31,365
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 14 12,679
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
6 5,623
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 201 186,930
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 157,622
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 61 63,669
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 32 30,347
3.75%, 10/01/30 ................. 20 17,679
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(b)
221 233,536
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
.................... 16 17,212
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 71 67,805
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 8 7,842
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 7 7,013
Twilio, Inc.
3.63%, 03/15/29 ................. 23 20,983
3.88%, 03/15/31 ................. 96 85,488
1,108,793
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 12 12,519
Mattel, Inc.
6.20%, 10/01/40 ................. 61 59,004
5.45%, 11/01/41 ................. 2 1,801
73,324
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. 26 26,701
Star Parent, Inc., 9.00%, 10/01/30
(b)
...... 128 134,893
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 180 151,661
313,255
Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 21,921
ATS Corp., 4.13%, 12/15/28
(b)
......... 34 31,271
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 138 144,244
9.50%, 01/01/31 ................. 22 23,896
Security
Par (000)
Par (000) Value
Machinery (continued)
Enpro, Inc., 5.75%, 10/15/26 .......... USD 57 $ 56,420
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 19 14,654
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 157 156,312
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 177 155,952
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
29 26,419
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 44 26,356
Otis Worldwide Corp.
2.29%, 04/05/27 ................. 46 42,869
5.25%, 08/16/28 ................. 55 56,528
2.57%, 02/15/30 ................. 44 39,125
Terex Corp., 5.00%, 05/15/29
(b)
........ 59 55,607
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 9 9,057
Titan International, Inc., 7.00%, 04/30/28 .. 22 22,009
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
200 196,471
Wabash National Corp., 4.50%, 10/15/28
(b)
. 39 35,190
1,114,301
Media — 0.8%
AMC Networks, Inc., 4.75%, 08/01/25 .... 17 16,555
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 21 17,819
1.13%, 03/15/28
(m)
............... 55 41,662
4.00%, 11/15/30
(b)
................ 43 34,814
Charter Communications Operating LLC
4.91%, 07/23/25 ................. 885 876,587
6.15%, 11/10/26 ................. 1,080 1,104,115
4.20%, 03/15/28 ................. 27 25,934
2.25%, 01/15/29 ................. 231 200,431
5.05%, 03/30/29 ................. 157 155,336
2.80%, 04/01/31 ................. 318 268,221
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 99 94,504
7.75%, 04/15/28 ................. 123 106,051
9.00%, 09/15/28 ................. 268 279,649
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 42 33,311
Comcast Corp.
2.35%, 01/15/27 ................. 28 26,285
3.55%, 05/01/28 ................. 50 48,219
4.15%, 10/15/28 ................. 197 194,256
2.65%, 02/01/30 ................. 86 77,419
3.40%, 04/01/30 ................. 12 11,232
1.50%, 02/15/31 ................. 232 190,131
5.50%, 11/15/32 ................. 17 18,106
CSC Holdings LLC
(b)
11.25%, 05/15/28 ................ 200 206,072
4.50%, 11/15/31 ................. 246 185,995
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 77 72,347
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 127 108,807
5.75%, 12/01/28
(b)
................ 37 29,511
5.13%, 06/01/29 ................. 56 28,862
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 134 139,877
GCI LLC, 4.75%, 10/15/28
(b)
.......... 30 27,525
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 22 21,400
7.00%, 05/15/27 ................. 40 38,020
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 15 13,200
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ..................... 170 143,632
Lamar Media Corp., 4.00%, 02/15/30 ..... 8 7,332
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 18 17,545
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 11 10,636

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. USD 75 $ 72,495
4.25%, 01/15/29 ................. 38 34,290
4.63%, 03/15/30 ................. 7 6,240
7.38%, 02/15/31 ................. 40 42,006
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 208 187,200
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 89 67,881
6.50%, 09/15/28 ................. 159 77,907
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 9 6,345
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 108 101,484
5.00%, 08/01/27 ................. 22 21,252
4.00%, 07/15/28 ................. 13 12,023
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 17 15,636
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 5 4,863
Univision Communications, Inc.
(b)
8.00%, 08/15/28 ................. 135 139,269
7.38%, 06/30/30 ................. 8 7,977
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 11 9,983
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 56 48,068
5.39%, 03/15/62 ................. 36 30,830
5,757,147
Metals & Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 25 26,084
ATI, Inc.
5.88%, 12/01/27 ................. 21 20,695
4.88%, 10/01/29 ................. 17 15,843
7.25%, 08/15/30 ................. 71 73,868
5.13%, 10/01/31 ................. 71 65,853
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26 ................. 19 19,094
5.25%, 09/08/30 ................. 14 14,504
5.25%, 09/08/33 ................. 19 19,703
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 236 240,621
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 6 5,977
7.63%, 03/15/30 ................. 49 50,528
Constellium SE, 3.75%, 04/15/29
(b)
...... 250 226,840
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 30 26,468
Freeport-McMoRan, Inc., 5.40%, 11/14/34 .. 26 26,171
Glencore Canada Corp., 6.20%, 06/15/35 .. 14 14,638
Glencore Funding LLC
(b)
4.00%, 03/27/27 ................. 250 242,768
5.70%, 05/08/33 ................. 30 31,126
6.50%, 10/06/33 ................. 401 437,177
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 39 36,069
4.50%, 06/01/31 ................. 82 70,686
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 5 5,319
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 95 95,843
Newmont Corp., 2.25%, 10/01/30 ....... 72 62,143
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 49 46,129
4.75%, 01/30/30 ................. 232 218,184
3.88%, 08/15/31 ................. 132 116,323
Rio Tinto Finance USA plc, 5.00%, 03/09/33 122 126,696
Steel Dynamics, Inc.
1.65%, 10/15/27 ................. 180 160,179
3.25%, 01/15/31 ................. 42 37,842
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Teck Resources Ltd., 3.90%, 07/15/30 .... USD 200 $ 185,595
2,718,966
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 6 5,919
4.25%, 02/01/27 ................. 15 14,133
4.75%, 06/15/29 ................. 26 23,444
Starwood Property Trust, Inc., 4.38%, 01/15/27 3 2,827
46,323
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 1.65%,
05/15/31 ..................... 177 141,946
Consumers Energy Co., 4.90%, 02/15/29 .. 457 464,979
Dominion Energy, Inc., Series C, 3.38%,
04/01/30 ..................... 66 60,761
NiSource, Inc.
5.25%, 03/30/28 ................. 333 339,532
5.40%, 06/30/33 ................. 142 146,413
San Diego Gas & Electric Co., 4.95%, 08/15/28 678 691,896
Sempra
3.30%, 04/01/25 ................. 75 73,171
5.40%, 08/01/26 ................. 102 103,336
3.25%, 06/15/27 ................. 325 308,026
3.40%, 02/01/28 ................. 207 197,273
3.70%, 04/01/29 ................. 66 62,879
WEC Energy Group, Inc.
4.75%, 01/09/26 ................. 190 189,254
5.60%, 09/12/26 ................. 135 137,395
4.75%, 01/15/28 ................. 9 8,998
2,925,859
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27 ................. 350 338,489
4.90%, 12/15/30 ................. 260 260,311
2.00%, 05/18/32 ................. 145 116,319
1.88%, 02/01/33 ................. 160 124,555
Boston Properties LP
3.80%, 02/01/24 ................. 213 212,598
6.75%, 12/01/27 ................. 49 51,305
Kilroy Realty LP
4.25%, 08/15/29 ................. 69 63,240
3.05%, 02/15/30 ................. 76 64,604
1,231,421
Oil, Gas & Consumable Fuels — 2.8%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 61 61,305
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 43 42,666
5.75%, 01/15/28 ................. 19 18,811
Apache Corp., 5.35%, 07/01/49 ........ 19 15,798
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 76 95,760
8.25%, 12/31/28 ................. 116 116,674
5.88%, 06/30/29 ................. 54 50,239
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 35 36,222
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 264 256,677
3.59%, 04/14/27 ................. 117 113,431
4.23%, 11/06/28 ................. 386 383,639
1.75%, 08/10/30 ................. 210 177,828
Buckeye Partners LP
5.85%, 11/15/43 ................. 13 10,531
5.60%, 10/15/44 ................. 18 13,850

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.
6.38%, 07/01/26 ................. USD 60 $ 59,715
8.00%, 08/01/28
(b)
................ 55 56,170
7.50%, 06/15/30
(b)
................ 122 123,040
Cenovus Energy, Inc., 2.65%, 01/15/32 ... 27 22,374
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 492 493,049
5.13%, 06/30/27 ................. 394 395,913
3.70%, 11/15/29 ................. 7 6,611
Cheniere Energy Partners LP
3.25%, 01/31/32 ................. 63 53,678
5.95%, 06/30/33
(b)
................ 225 231,016
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
19 19,177
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 24 23,961
6.38%, 06/15/26 ................. 86 85,716
8.38%, 01/15/29 ................. 69 70,955
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 109 113,790
8.63%, 11/01/30 ................. 56 59,400
8.75%, 07/01/31 ................. 117 124,552
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
22 19,756
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 14 14,097
Columbia Pipelines Holding Co. LLC, 6.06%,
08/15/26
(b)
.................... 6 6,142
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 34 31,093
5.88%, 01/15/30 ................. 135 117,086
ConocoPhillips Co.
6.95%, 04/15/29 ................. 188 209,430
4.15%, 11/15/34 ................. 9 8,422
Coterra Energy, Inc.
3.90%, 05/15/27 ................. 12 11,610
4.38%, 03/15/29 ................. 8 7,763
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 400 379,042
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 105 105,647
9.25%, 02/15/28 ................. 89 92,344
CrownRock LP, 5.00%, 05/01/29
(b)
...... 19 18,525
Devon Energy Corp.
5.85%, 12/15/25 ................. 31 31,334
4.50%, 01/15/30 ................. 63 60,488
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
30 30,678
Diamondback Energy, Inc.
3.13%, 03/24/31 ................. 436 387,527
6.25%, 03/15/33 ................. 216 230,801
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 28 25,759
4.38%, 06/15/31 ................. 26 23,453
Enbridge Energy Partners LP
5.88%, 10/15/25 ................. 94 94,980
Series B, 7.50%, 04/15/38 .......... 23 26,733
Enbridge, Inc.
5.90%, 11/15/26 ................. 327 335,734
5.70%, 03/08/33 ................. 367 381,459
2.50%, 08/01/33 ................. 40 32,756
Series 16-A, (3-mo. CME Term SOFR +
4.15%), 6.00%, 01/15/77
(a)
........ 775 735,696
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84
(a)
................... 25 26,591
Energy Transfer LP
3.90%, 07/15/26 ................. 245 238,105
4.40%, 03/15/27 ................. 400 391,047
5.55%, 02/15/28 ................. 100 102,010
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.95%, 05/15/28 ................. USD 200 $ 198,993
6.10%, 12/01/28 ................. 1,230 1,294,448
6.00%, 02/01/29
(b)
................ 2 2,018
6.40%, 12/01/30 ................. 405 433,026
7.38%, 02/01/31
(b)
................ 16 16,815
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 81 80,083
6.50%, 09/01/30 ................. 10 10,210
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 3 2,939
5.60%, 04/01/44 ................. 18 15,666
Enterprise Products Operating LLC, 4.15%,
10/16/28 ..................... 633 624,973
EOG Resources, Inc., 4.38%, 04/15/30 ... 15 14,939
EQM Midstream Partners LP
4.13%, 12/01/26 ................. 13 12,557
6.50%, 07/01/27
(b)
................ 14 14,255
4.50%, 01/15/29
(b)
................ 17 16,060
7.50%, 06/01/30
(b)
................ 14 15,050
4.75%, 01/15/31
(b)
................ 11 10,237
EQT Corp., 3.90%, 10/01/27 .......... 330 315,693
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 14 14,523
Genesis Energy LP
7.75%, 02/01/28 ................. 9 9,031
8.25%, 01/15/29 ................. 25 25,726
8.88%, 04/15/30 ................. 17 17,578
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 17 16,679
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 9 8,947
Hess Corp., 4.30%, 04/01/27 .......... 1,133 1,120,996
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 28 25,760
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 33 32,873
5.75%, 02/01/29 ................. 55 53,113
6.00%, 04/15/30 ................. 1 970
8.38%, 11/01/33 ................. 84 88,993
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 66 58,386
Kinder Morgan, Inc.
4.30%, 06/01/25 ................. 319 314,951
4.30%, 03/01/28 ................. 707 697,087
Kinetik Holdings LP
(b)
6.63%, 12/15/28 ................. 13 13,244
5.88%, 06/15/30 ................. 30 29,432
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 13 12,675
Marathon Oil Corp., 4.40%, 07/15/27 ..... 41 39,987
Marathon Petroleum Corp., 4.70%, 05/01/25 126 125,146
Matador Resources Co.
5.88%, 09/15/26 ................. 17 16,859
6.88%, 04/15/28
(b)
................ 55 55,787
MPLX LP
4.88%, 06/01/25 ................. 450 447,043
1.75%, 03/01/26 ................. 389 363,884
4.25%, 12/01/27 ................. 100 97,828
4.95%, 09/01/32 ................. 66 64,580
5.00%, 03/01/33 ................. 221 216,490
Murphy Oil Corp., 5.88%, 12/01/42
(l)
..... 5 4,418
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
65 64,481
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
71 71,711
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 144 145,800
8.75%, 06/15/31 ................. 42 43,747
NuStar Logistics LP
5.75%, 10/01/25 ................. 13 12,918

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 10/01/30 ................. USD 6 $ 6,010
Occidental Petroleum Corp.
8.50%, 07/15/27 ................. 250 272,693
7.50%, 05/01/31 ................. 323 362,195
7.88%, 09/15/31 ................. 6 6,825
ONEOK, Inc., 6.05%, 09/01/33 ......... 95 100,654
Ovintiv, Inc.
5.38%, 01/01/26 ................. 198 198,004
5.65%, 05/15/28 ................. 447 456,092
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 24 24,442
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 325 301,674
5.10%, 03/29/26 ................. 100 100,729
1.90%, 08/15/30 ................. 34 28,866
2.15%, 01/15/31 ................. 192 163,113
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 59 55,762
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 18 17,211
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 ................. 360 360,689
5.88%, 06/30/26 ................. 321 326,777
5.00%, 03/15/27 ................. 100 100,431
4.50%, 05/15/30 ................. 120 117,272
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 52 53,883
SM Energy Co.
6.75%, 09/15/26 ................. 6 5,984
6.63%, 01/15/27 ................. 6 5,966
6.50%, 07/15/28 ................. 19 19,009
Southwestern Energy Co.
5.70%, 01/23/25
(l)
................ 4 3,984
5.38%, 02/01/29 ................. 34 33,180
Spectra Energy Partners LP, 3.50%, 03/15/25 430 420,230
Sunoco LP
5.88%, 03/15/28 ................. 22 21,971
7.00%, 09/15/28
(b)
................ 26 26,826
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 2 2,010
6.00%, 03/01/27 ................. 19 18,580
5.50%, 01/15/28 ................. 13 12,285
6.00%, 12/31/30 ................. 2 1,859
6.00%, 09/01/31 ................. 11 10,174
Targa Resources Corp.
6.15%, 03/01/29 ................. 25 26,142
6.50%, 03/30/34 ................. 111 119,799
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 132 119,764
3.88%, 11/01/33 ................. 81 68,643
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 15 14,401
Viper Energy, Inc., 7.38%, 11/01/31
(b)
..... 275 284,625
Vital Energy, Inc.
10.13%, 01/15/28 ................ 36 36,992
9.75%, 10/15/30 ................. 44 45,614
Western Midstream Operating LP
3.95%, 06/01/25 ................. 363 353,925
5.45%, 04/01/44 ................. 82 74,235
5.30%, 03/01/48 ................. 14 12,183
5.50%, 08/15/48 ................. 13 11,594
Williams Cos., Inc. (The)
4.00%, 09/15/25 ................. 280 274,811
5.40%, 03/02/26 ................. 336 339,357
3.75%, 06/15/27 ................. 100 96,384
5.30%, 08/15/28 ................. 452 462,646
20,874,756
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 2.50%, 09/15/28 ... USD 44 $ 38,486
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
......... 53 50,636
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 13 12,018
American Airlines Pass-Through Trust, Series
2019-1, Class B, 3.85%, 02/15/28 ..... 53 47,652
American Airlines, Inc.
(b)
5.75%, 04/20/29 ................. 103 100,490
8.50%, 05/15/29 ................. 65 68,640
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 28 25,080
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 27 19,523
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 12 11,778
Series 2019-2, Class AA, 2.70%, 05/01/32 38 31,715
United Airlines, Inc., 4.63%, 04/15/29
(b)
.... 113 105,682
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 18 15,481
6.38%, 02/01/30 ................. 29 20,253
508,948
Personal Care Products — 0.0%
Coty, Inc.
(b)
4.75%, 01/15/29 ................. 7 6,677
6.63%, 07/15/30 ................. 35 35,956
Haleon UK Capital plc, 3.13%, 03/24/25 ... 250 244,106
286,739
Pharmaceuticals — 0.8%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
..... 31 30,228
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. 200 194,893
4.38%, 12/15/28 ................. 360 342,086
Bayer US Finance LLC
(b)
6.13%, 11/21/26 ................. 2,248 2,285,496
6.50%, 11/21/33 ................. 510 527,042
Bristol-Myers Squibb Co., 5.90%, 11/15/33 . 125 136,191
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 52 50,241
3.13%, 02/15/29 ................. 50 43,756
3.50%, 04/01/30 ................. 35 30,448
Merck & Co., Inc., 2.15%, 12/10/31 ...... 367 313,326
Organon & Co., 4.13%, 04/30/28
(b)
...... 204 187,774
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 ................. 352 351,818
4.65%, 05/19/30 ................. 403 405,837
4.75%, 05/19/33 ................. 478 479,073
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ..................... 200 202,972
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. 246 244,924
3.15%, 10/01/26 ................. 140 129,412
5,955,517
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 29 26,156
CoreLogic, Inc., 4.50%, 05/01/28 ....... 95 83,221
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 143 133,393
KBR, Inc., 4.75%, 09/30/28 ........... 13 12,048
Science Applications International Corp.,
4.88%, 04/01/28 ................ 28 26,670
281,488

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... USD 31 $ 28,772
7.00%, 04/15/30
(b)
................ 36 32,786
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. 25 24,875
8.88%, 09/01/31 ................. 20 21,195
Howard Hughes Corp. (The), 4.13%, 02/01/29
(b)
34 30,318
Realogy Group LLC, 5.75%, 01/15/29
(b)
... 5 3,886
141,832
Residential REITs — 0.1%
AvalonBay Communities, Inc., 5.00%, 02/15/33 247 251,187
Camden Property Trust, 2.80%, 05/15/30 .. 169 151,124
UDR, Inc., 2.10%, 08/01/32 ........... 75 58,774
461,085
Retail REITs — 0.3%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 22 19,800
Kimco Realty OP LLC
1.90%, 03/01/28 ................. 165 145,468
4.60%, 02/01/33 ................. 205 197,749
6.40%, 03/01/34 ................. 182 199,553
Realty Income Corp.
3.95%, 08/15/27 ................. 100 97,207
3.40%, 01/15/28 ................. 86 81,719
3.65%, 01/15/28 ................. 200 191,763
4.70%, 12/15/28 ................. 83 83,612
4.85%, 03/15/30 ................. 416 417,825
3.25%, 01/15/31 ................. 96 87,222
2.85%, 12/15/32 ................. 96 81,565
Regency Centers LP
4.13%, 03/15/28 ................. 200 191,788
3.70%, 06/15/30 ................. 506 470,469
2,265,740
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., 1.70%, 10/01/28 .... 95 84,249
Broadcom Corp., 3.88%, 01/15/27 ...... 375 365,965
Broadcom, Inc.
3.15%, 11/15/25 ................. 193 186,939
4.00%, 04/15/29
(b)
................ 404 389,964
4.15%, 11/15/30 ................. 93 88,832
2.45%, 02/15/31
(b)
................ 282 241,128
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 275 264,939
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 6 5,710
Intel Corp., 4.88%, 02/10/28 .......... 247 251,120
KLA Corp., 4.10%, 03/15/29 .......... 675 671,351
Lam Research Corp., 4.00%, 03/15/29 .... 55 54,267
NVIDIA Corp.
1.55%, 06/15/28 ................. 76 68,050
2.00%, 06/15/31 ................. 51 43,713
NXP BV
5.35%, 03/01/26 ................. 340 341,605
3.88%, 06/18/26 ................. 250 243,760
3.15%, 05/01/27 ................. 150 142,027
2.50%, 05/11/31 ................. 636 538,851
2.65%, 02/15/32 ................. 9 7,595
QUALCOMM, Inc., 3.25%, 05/20/27 ..... 198 191,667
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 44 39,467
TSMC Global Ltd., 1.25%, 04/23/26
(b)
..... 309 285,470
4,506,669
Software — 0.8%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 53 56,412
Autodesk, Inc.
3.50%, 06/15/27 ................. 279 270,811
Security
Par (000)
Par (000) Value
Software (continued)
2.40%, 12/15/31 ................. USD 292 $ 249,830
Boxer Parent Co., Inc., 9.13%, 03/01/26
(b)
.. 209 208,541
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 87 84,949
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 44 45,776
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 94 95,867
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 177 166,892
4.88%, 07/01/29 ................. 159 149,195
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 523 498,127
9.00%, 09/30/29 ................. 276 262,325
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 6 5,705
6.50%, 10/15/28 ................. 24 21,769
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 7 6,326
Elastic NV, 4.13%, 07/15/29
(b)
......... 43 39,485
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 52 49,211
McAfee Corp., 7.38%, 02/15/30
(b)
....... 146 133,335
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 66 64,029
Open Text Corp., 6.90%, 12/01/27
(b)
..... 110 114,362
Oracle Corp.
5.80%, 11/10/25 ................. 40 40,624
1.65%, 03/25/26 ................. 770 718,315
2.65%, 07/15/26 ................. 254 240,836
6.15%, 11/09/29 ................. 873 939,132
2.88%, 03/25/31 ................. 7 6,201
3.90%, 05/15/35 ................. 234 208,650
Roper Technologies, Inc.
3.80%, 12/15/26 ................. 112 109,529
4.20%, 09/15/28 ................. 211 207,308
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 65 59,151
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
137 135,045
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 60 49,534
VMware LLC
1.40%, 08/15/26 ................. 296 270,746
4.65%, 05/15/27 ................. 271 268,681
3.90%, 08/21/27 ................. 44 42,683
2.20%, 08/15/31 ................. 228 188,924
Workday, Inc., 3.50%, 04/01/27 ........ 20 19,351
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
141 127,886
6,155,543
Specialized REITs — 0.3%
American Tower Corp.
1.30%, 09/15/25 ................. 51 47,717
4.40%, 02/15/26 ................. 588 580,479
1.45%, 09/15/26 ................. 12 10,933
3.65%, 03/15/27 ................. 13 12,504
5.80%, 11/15/28 ................. 197 204,647
2.30%, 09/15/31 ................. 18 14,883
Crown Castle, Inc.
4.45%, 02/15/26 ................. 9 8,865
4.80%, 09/01/28 ................. 6 5,920
2.50%, 07/15/31 ................. 19 15,841
5.10%, 05/01/33 ................. 6 5,939
Equinix, Inc.
1.00%, 09/15/25 ................. 254 236,946
2.90%, 11/18/26 ................. 254 241,214
2.50%, 05/15/31 ................. 305 258,891
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 101 103,816
5.63%, 07/15/32 ................. 14 13,253
SBA Communications Corp.
3.88%, 02/15/27 ................. 92 88,349

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.13%, 02/01/29 ................. USD 76 $ 68,286
1,918,483
Specialty Retail — 0.3%
Arko Corp., 5.13%, 11/15/29
(b)
......... 17 14,709
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 4 3,799
4.75%, 03/01/30 ................. 10 9,335
5.00%, 02/15/32
(b)
................ 23 20,902
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
14 12,983
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 65 59,339
Home Depot, Inc. (The), 1.88%, 09/15/31 .. 167 139,712
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
18 17,035
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 248 238,871
3.10%, 05/03/27 ................. 240 229,766
3.65%, 04/05/29 ................. 602 580,235
5.00%, 04/15/33 ................. 343 350,298
5.15%, 07/01/33 ................. 6 6,165
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 32,215
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 14 13,582
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 27 26,481
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 197 190,698
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 81 80,624
2,026,749
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
6.02%, 06/15/26 ................. 144 147,400
6.10%, 07/15/27 ................. 239 248,413
3.45%, 12/15/51 ................. 21 15,178
HP, Inc., 4.75%, 01/15/28 ............ 48 48,042
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 65 70,104
8.50%, 07/15/31 ................. 62 67,289
596,426
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.13%, 08/15/31
(b)
......... 33 27,924
Hanesbrands, Inc., 4.88%, 05/15/26
(b)
.... 17 16,399
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 37 33,383
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 46 39,829
Tapestry, Inc.
7.05%, 11/27/25 ................. 325 332,151
7.00%, 11/27/26 ................. 494 512,121
961,807
Tobacco — 0.3%
Altria Group, Inc.
2.35%, 05/06/25 ................. 101 97,405
4.40%, 02/14/26 ................. 132 130,766
6.20%, 11/01/28 ................. 150 157,312
5.80%, 02/14/39 ................. 111 113,064
BAT Capital Corp.
2.79%, 09/06/24 ................. 65 63,674
3.22%, 09/06/26 ................. 525 502,108
4.70%, 04/02/27 ................. 561 555,283
6.42%, 08/02/33 ................. 71 74,287
BAT International Finance plc, 5.93%, 02/02/29 329 341,836
Philip Morris International, Inc.
5.13%, 02/15/30 ................. 87 88,420
5.50%, 09/07/30 ................. 281 291,224
Reynolds American, Inc., 5.70%, 08/15/35 .. 117 115,463
2,530,842
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.38%, 07/01/25 ................. USD 345 $ 333,926
2.88%, 01/15/26 ................. 356 339,148
1.88%, 08/15/26 ................. 79 72,665
3.63%, 04/01/27 ................. 84 79,434
Aircastle Ltd., 6.50%, 07/18/28
(b)
........ 18 18,355
Aviation Capital Group LLC
(b)
1.95%, 09/20/26 ................. 683 619,728
3.50%, 11/01/27 ................. 7 6,448
6.75%, 10/25/28 ................. 632 659,764
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 ................. 23 20,968
6.50%, 08/01/30 ................. 42 42,944
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 92 91,705
9.75%, 08/01/27 ................. 92 95,680
5.50%, 05/01/28 ................. 56 53,852
7.88%, 12/01/30 ................. 96 100,011
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 27 24,277
GATX Corp., 3.25%, 03/30/25 ......... 454 441,898
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 16 14,549
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 92 90,833
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 51 48,455
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 88 83,485
6.13%, 07/01/29 ................. 132 125,140
6.00%, 12/01/29 ................. 84 78,322
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 221 224,374
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 40 40,292
7.25%, 06/15/28 ................. 75 77,087
3,783,340
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV
3.63%, 04/22/29 ................. 262 246,853
2.88%, 05/07/30 ................. 200 177,700
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 200 198,802
Rogers Communications, Inc.
3.20%, 03/15/27 ................. 770 734,968
3.80%, 03/15/32 ................. 1,140 1,049,055
Sprint LLC, 7.13%, 06/15/24 .......... 100 100,434
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 341 317,516
2.25%, 02/15/26 ................. 452 428,306
2.63%, 04/15/26 ................. 48 45,655
4.75%, 02/01/28 ................. 650 647,641
2.05%, 02/15/28 ................. 186 167,825
4.80%, 07/15/28 ................. 655 660,480
2.63%, 02/15/29 ................. 228 205,262
2.40%, 03/15/29 ................. 34 30,513
3.88%, 04/15/30 ................. 46 43,622
2.55%, 02/15/31 ................. 22 18,949
2.25%, 11/15/31 ................. 221 184,005
2.70%, 03/15/32 ................. 24 20,453
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
200 178,521

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.45%), 3.25%, 06/04/81
(a)
.......... USD 265 $ 243,755
5,700,315
Total Corporate Bonds — 30.5%
(Cost: $226,304,115) ............................. 225,778,384
Equity-Linked Notes
Automobiles — 0.0%
BNP Paribas SA (General Motors Co.),
17.24%, 01/31/24
(b)
............... 4 130,617
Banks — 0.2%
BNP Paribas SA (First Horizon Corp.),
28.42%, 01/18/24
(b)
............... 8 111,266
JPMorgan Structured Products BV (Citigroup,
Inc.), 12.78%, 01/12/24 ............. 3 147,869
JPMorgan Structured Products BV (Wells
Fargo & Co.), 10.96%, 01/12/24 ....... 6 259,209
Nomura Holdings, Inc. (Bank of America Corp.),
17.99%, 01/12/24 ................ 7 221,699
Royal Bank of Canada (Bawag Group AG),
13.36%, 01/08/24
(b)
............... 1 103,559
Royal Bank of Canada (Fifth Third Bancorp),
24.69%, 01/19/24
(b)
............... 4 133,743
UBS AG (JPMorgan Chase & Co.),
9.35%, 01/12/24 ................. 3 552,700
1,530,045
Beverages — 0.2%
Barclays Bank plc (Molson Coors Beverage
Co.), 11.56%, 02/21/24 ............. 4 216,943
BNP Paribas SA (Monster Beverage Corp.),
10.11%, 02/28/24
(b)
............... 2 141,625
Royal Bank of Canada (Anheuser-Busch InBev
SA), 9.14%, 01/10/24 .............. EUR 6 371,646
Royal Bank of Canada (PepsiCo, Inc.),
5.31%, 02/09/24
(b)
................ USD 1 237,190
SGA Societe Generale Acceptance NV (Coca-
Cola Co. (The)), 5.54%, 02/14/24 ...... 8 467,720
1,435,124
Broadline Retail — 0.2%
BNP Paribas SA (Etsy, Inc.),
23.16%, 02/22/24
(b)
............... 1 94,793
BNP Paribas SA (MercadoLibre, Inc.),
22.13%, 02/22/24
(b)
............... —
(o)
142,908
Citigroup, Inc. (Amazon.com, Inc.),
18.18%, 02/02/24 ................ 7 924,959
Mizuho Markets Cayman LP (Macy's, Inc.),
32.37%, 01/11/24 ................ 7 96,682
1,259,342
Building Products — 0.0%
Royal Bank of Canada (Cie de Saint-Gobain
SA), 14.10%, 01/10/24
(b)
............ EUR 2 114,757
Capital Markets — 0.2%
Barclays Bank plc (Intercontinental Exchange,
Inc.), 9.54%, 02/02/24 ............. USD 1 146,132
Barclays Bank plc (LPL Financial Holdings,
Inc.), 18.38%, 02/02/24 ............. —
(o)
70,698
Barclays Bank plc (Morgan Stanley),
12.93%, 01/17/24 ................ 2 184,038
Mizuho Markets Cayman LP (Charles Schwab
Corp. (The)), 22.75%, 02/08/24 ....... 3 188,161
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Nomura Holdings, Inc. (Cboe Global Markets,
Inc.), 7.19%, 01/08/24 ............. USD 1 $ 179,385
Nomura Holdings, Inc. (Goldman Sachs Group,
Inc. (The)), 8.43%, 01/17/24 ......... —
(o)
147,960
UBS AG (CME Group, Inc.), 19.90%, 02/08/24 1 108,658
UBS AG (Moody's Corp.), 8.20%, 01/31/24 . —
(o)
129,535
1,154,567
Chemicals — 0.1%
Citigroup, Inc. (LyondellBasell Industries NV),
17.16%, 02/02/24 ................ 1 71,659
JPMorgan Structured Products BV (Axalta
Coating Systems Ltd.), 10.46%, 01/25/24 3 109,992
JPMorgan Structured Products BV (Dow, Inc.),
9.45%, 01/25/24 ................. 2 112,051
JPMorgan Structured Products BV (PPG
Industries, Inc.), 9.60%, 01/19/24 ...... 1 72,838
Royal Bank of Canada (Ecolab, Inc.),
12.38%, 02/14/24
(b)
............... 1 147,973
Royal Bank of Canada (PPG Industries, Inc.),
7.90%, 01/19/24
(b)
................ 2 258,258
772,771
Commercial Services & Supplies — 0.0%
Barclays Bank plc (Republic Services, Inc.),
9.61%, 02/15/24 ................. 1 126,333
Communications Equipment — 0.1%
Citigroup, Inc. (Arista Networks, Inc.),
19.45%, 02/13/24 ................ 1 185,848
Royal Bank of Canada (Ciena Corp.),
16.50%, 02/09/24
(b)
............... 3 141,670
UBS AG (Juniper Networks, Inc.),
13.90%, 01/31/24 ................ 3 91,539
419,057
Construction & Engineering — 0.0%
Citigroup, Inc. (Vinci SA), 19.25%, 02/09/24 . 1 145,884
Construction Materials — 0.0%
JPMorgan Structured Products BV (Martin
Marietta Materials, Inc.), 14.12%, 02/15/24 —
(o)
164,323
Nomura Holdings, Inc. (Vulcan Materials Co.),
9.92%, 02/16/24 ................. 1 147,450
311,773
Consumer Finance — 0.1%
Citigroup, Inc. (Capital One Financial Corp.),
20.08%, 01/24/24 ................ 1 74,601
Nomura Holdings, Inc. (Ally Financial, Inc.),
21.85%, 01/19/24 ................ 8 224,718
Royal Bank of Canada (American Express Co.),
11.75%, 01/26/24
(b)
............... 1 221,967
521,286
Consumer Staples Distribution & Retail — 0.1%
Citigroup, Inc. (Performance Food Group Co.),
15.28%, 01/09/24 ................ 1 91,705
Citigroup, Inc. (Target Corp.), 14.25%, 01/11/24 3 368,065
Citigroup, Inc. (US Foods Holding Corp.),
12.50%, 01/09/24 ................ 2 91,642
JPMorgan Structured Products BV (Tesco plc),
7.84%, 01/10/24 ................. GBP 30 111,569
Royal Bank of Canada (Kroger Co. (The)),
10.23%, 02/29/24
(b)
............... USD 2 109,626
Royal Bank of Canada (Sysco Corp.),
12.79%, 01/31/24
(b)
............... 2 145,844
918,451

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.0%
UBS AG (International Paper Co.),
16.80%, 01/31/24 ................ USD 3 $ 90,216
Distributors — 0.0%
Nomura Holdings, Inc. (Genuine Parts Co.),
12.92%, 01/05/24 ................ 1 126,209
Diversified Telecommunication Services — 0.1%
Royal Bank of Canada (AT&T, Inc.),
19.05%, 01/25/24
(b)
............... 22 360,336
Electric Utilities — 0.1%
JPMorgan Structured Products BV (NextEra
Energy, Inc.), 18.25%, 01/25/24 ....... 6 330,800
Mizuho Markets Cayman LP (American Electric
Power Co., Inc.), 15.12%, 02/23/24 ..... 2 141,164
471,964
Electrical Equipment — 0.0%
Barclays Bank plc (Eaton Corp. plc),
13.16%, 02/08/24 ................ 1 183,532
Electronic Equipment, Instruments & Components — 0.1%
Citigroup, Inc. (Flex Ltd.), 12.16%, 01/25/24 . 15 412,131
Royal Bank of Canada (Flex Ltd.),
11.28%, 01/08/24
(b)
............... 3 92,505
504,636
Energy Equipment & Services — 0.0%
Citigroup, Inc. (Baker Hughes Co.),
18.01%, 01/23/24 ................ 3 118,926
Royal Bank of Canada (Schlumberger NV),
19.88%, 01/19/24
(b)
............... 1 71,210
190,136
Entertainment — 0.1%
Barclays Bank plc (Walt Disney Co. (The)),
9.70%, 01/08/24 ................. 2 175,709
JPMorgan Structured Products BV (Netflix,
Inc.), 13.21%, 01/19/24 ............. 1 448,362
Mizuho Markets Cayman LP (Live Nation
Entertainment, Inc.), 16.53%, 02/23/24 .. 1 108,982
733,053
Financial Services — 0.1%
BNP Paribas SA (Block, Inc.),
22.98%, 02/23/24
(b)
............... 2 117,631
BNP Paribas SA (Fidelity National Information
Services, Inc.), 19.53%, 01/09/24 ...... 2 111,923
BNP Paribas SA (Fiserv, Inc.),
5.67%, 02/07/24
(b)
................ 4 511,030
740,584
Food Products — 0.1%
BNP Paribas SA (Conagra Brands, Inc.),
10.27%, 01/05/24
(b)
............... 4 126,593
BNP Paribas SA (Mondelez International, Inc.),
9.03%, 01/31/24 ................. 3 180,176
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 12.17%, 02/15/24 ......... 5 164,920
471,689
Ground Transportation — 0.1%
Mizuho Markets Cayman LP (Ryder System,
Inc.), 13.13%, 02/14/24 ............. 1 109,103
Royal Bank of Canada (CSX Corp.),
8.39%, 01/25/24
(b)
................ 4 147,713
Royal Bank of Canada (Uber Technologies,
Inc.), 16.01%, 01/08/24
(b)
........... 2 95,768
352,584
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
Barclays Bank plc (Stryker Corp.),
11.85%, 01/31/24 ................ USD 1 $ 146,388
Citigroup, Inc. (Boston Scientific Corp.),
12.41%, 02/01/24 ................ 4 235,387
Citigroup, Inc. (Dexcom, Inc.),
25.45%, 02/09/24 ................ 2 151,222
Nomura Holdings, Inc. (Boston Scientific
Corp.), 8.30%, 02/02/24 ............ 6 339,874
872,871
Health Care Providers & Services — 0.4%
Barclays Bank plc (Cigna Group (The)),
11.38%, 02/02/24 ................ 1 199,583
Barclays Bank plc (CVS Health Corp.),
16.33%, 02/08/24 ................ 3 239,295
BMO Capital Markets Corp. (Amplifon SpA),
8.92%, 01/25/24 ................. —
(o)
73,326
BNP Paribas SA (Elevance Health, Inc.),
11.80%, 01/25/24
(b)
............... 2 714,539
Citigroup, Inc. (Laboratory Corp. of America
Holdings), 11.64%, 02/16/24 ......... 1 126,465
JPMorgan Structured Products BV
(UnitedHealth Group, Inc.), 7.41%, 01/12/24 2 1,204,431
Mizuho Markets Cayman LP (McKesson Corp.),
10.00%, 02/01/24 ................ —
(o)
176,641
Royal Bank of Canada (Humana, Inc.),
12.49%, 02/02/24
(b)
............... —
(o)
144,321
2,878,601
Hotels, Restaurants & Leisure — 0.3%
BNP Paribas SA (Booking Holdings, Inc.),
13.22%, 02/22/24
(b)
............... —
(o)
111,862
BNP Paribas SA (Darden Restaurants, Inc.),
10.82%, 01/09/24 ................ 1 92,322
BNP Paribas SA (Expedia Group, Inc.),
13.49%, 02/09/24
(b)
............... 1 151,864
Citigroup, Inc. (Chipotle Mexican Grill, Inc.),
11.88%, 02/07/24 ................ —
(o)
124,581
Citigroup, Inc. (McDonald's Corp.),
5.84%, 01/31/24 ................. 2 496,667
JPMorgan Structured Products BV (Flight
Centre Travel Group Ltd.), 11.08%, 02/08/24 —
(o)
73,487
Mizuho Markets Cayman LP (Airbnb, Inc.),
18.72%, 02/14/24 ................ 1 129,824
Mizuho Markets Cayman LP (Hilton Worldwide
Holdings, Inc.), 10.82%, 02/09/24 ...... 1 223,496
Mizuho Markets Cayman LP (Las Vegas Sands
Corp.), 19.17%, 01/25/24 ........... 3 149,229
Mizuho Markets Cayman LP (Starbucks Corp.),
9.57%, 02/02/24 ................. 3 248,685
Royal Bank of Canada (MGM Resorts
International), 17.61%, 01/08/24
(b)
..... 5 187,043
UBS AG (Wyndham Hotels & Resorts, Inc.),
11.60%, 02/15/24 ................ 1 89,871
UBS AG (Yum! Brands, Inc.), 9.30%, 02/08/24 1 162,628
2,241,559
Household Durables — 0.0%
BNP Paribas SA (DR Horton, Inc.),
16.66%, 01/24/24
(b)
............... 1 92,653
Citigroup, Inc. (Mohawk Industries, Inc.),
20.51%, 02/09/24 ................ 1 56,121
JPMorgan Structured Products BV (PulteGroup,
Inc.), 18.39%, 01/31/24 ............. 1 113,370
262,144

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products — 0.1%
Nomura Holdings, Inc. (Procter & Gamble Co.
(The)), 8.42%, 01/24/24 ............ USD 3 $ 431,754
Royal Bank of Canada (Church & Dwight Co.,
Inc.), 8.59%, 01/08/24
(b)
............ 1 110,052
Royal Bank of Canada (Henkel AG & Co.
KGaA), 6.17%, 01/10/24
(b)
........... EUR 1 109,487
651,293
Industrial Conglomerates — 0.1%
JPMorgan Structured Products BV (General
Electric Co.), 12.20%, 01/24/24 ....... USD 1 129,178
Royal Bank of Canada (Siemens AG),
13.26%, 01/10/24
(b)
............... EUR 1 228,781
UBS AG (Honeywell International, Inc.),
11.69%, 02/02/24 ................ USD 1 256,107
614,066
Insurance — 0.1%
BNP Paribas SA (Admiral Group plc),
12.88%, 01/05/24
(b)
............... 2 141,536
BNP Paribas SA (MetLife, Inc.),
15.30%, 02/01/24
(b)
............... 2 146,577
BNP Paribas SA (W R Berkley Corp.),
7.45%, 01/05/24
(b)
................ 2 126,732
Goldman Sachs International (Marsh &
McLennan Cos., Inc.), 4.91%, 01/26/24 .. 1 117,470
JPMorgan Structured Products BV (Chubb
Ltd.), 7.64%, 01/31/24 ............. 1 177,594
Mizuho Markets Cayman LP (Progressive Corp.
(The)), 11.91%, 01/25/24 ........... 1 138,696
Nomura Holdings, Inc. (Everest Group Ltd.),
16.15%, 02/08/24 ................ —
(o)
107,779
956,384
Interactive Media & Services — 0.2%
Barclays Bank plc (CAR Group Ltd.),
19.60%, 01/08/24 ................ —
(o)
49,682
BMO Capital Markets Corp. (Meta Platforms,
Inc.), 15.57%, 02/01/24 ............. 1 270,187
Citigroup, Inc. (Meta Platforms, Inc.),
18.76%, 02/02/24 ................ 1 282,590
Mizuho Markets Cayman LP (Alphabet, Inc.),
13.71%, 02/01/24 ................ 5 720,634
Mizuho Markets Cayman LP (CAR Group Ltd.),
20.20%, 02/14/24 ................ —
(o)
81,576
1,404,669
IT Services — 0.1%
Citigroup, Inc. (Gartner, Inc.), 10.00%, 02/07/24 —
(o)
146,527
Mizuho Markets Cayman LP (Akamai
Technologies, Inc.), 8.47%, 02/15/24 .... 1 71,612
Mizuho Markets Cayman LP (VeriSign, Inc.),
7.37%, 02/09/24 ................. 1 138,847
Nomura Holdings, Inc. (Akamai Technologies,
Inc.), 8.44%, 01/05/24 ............. 1 147,156
Nomura Holdings, Inc. (Snowflake, Inc.),
19.25%, 03/01/24 ................ 1 149,785
653,927
Life Sciences Tools & Services — 0.0%
JPMorgan Structured Products BV (Danaher
Corp.), 13.69%, 01/24/24 ........... 1 186,624
Nomura Holdings, Inc. (Bruker Corp.),
18.91%, 02/09/24 ................ 2 127,789
314,413
Security
Par (000)
Par (000) Value
Machinery — 0.2%
Barclays Bank plc (Stanley Black & Decker,
Inc.), 20.26%, 02/02/24 ............. USD 1 $ 92,968
BNP Paribas SA (Ingersoll Rand, Inc.),
13.09%, 01/23/24 ................ 2 128,178
BNP Paribas SA (Oshkosh Corp.),
15.96%, 01/31/24
(b)
............... 1 147,383
Citigroup, Inc. (Pentair plc), 12.66%, 01/08/24 2 129,170
JPMorgan Structured Products BV (PACCAR,
Inc.), 9.07%, 01/24/24
(b)(c)
........... 2 224,212
Mizuho Markets Cayman LP (Parker-Hannifin
Corp.), 14.12%, 02/01/24 ........... —
(o)
148,554
Nomura Holdings, Inc. (Flowserve Corp.),
17.96%, 02/22/24 ................ 4 149,649
Nomura Holdings, Inc. (Otis Worldwide Corp.),
6.83%, 02/02/24 ................. 2 166,526
1,186,640
Metals & Mining — 0.0%
Barclays Bank plc (Freeport-McMoRan, Inc.),
24.07%, 01/25/24 ................ 4 151,199
Barclays Bank plc (Nucor Corp.),
15.77%, 01/26/24 ................ 1 111,357
262,556
Oil, Gas & Consumable Fuels — 0.1%
BNP Paribas SA (APA Corp.),
20.15%, 02/22/24
(b)
............... 2 80,430
BNP Paribas SA (Marathon Oil Corp.),
19.19%, 02/15/24
(b)
............... 4 107,724
Nomura Holdings, Inc. (Devon Energy Corp.),
27.22%, 01/05/24 ................ 2 108,645
Nomura Holdings, Inc. (Occidental Petroleum
Corp.), 15.44%, 01/05/24 ........... 2 119,672
Royal Bank of Canada (BP plc),
13.27%, 01/10/24
(b)
............... 10 347,545
Royal Bank of Canada (Crescent Point Energy
Corp.), 8.00%, 01/10/24 ............ GBP 4 111,145
875,161
Passenger Airlines — 0.0%
Royal Bank of Canada (Delta Air Lines, Inc.),
15.35%, 01/12/24
(b)
............... USD 2 94,616
Personal Care Products — 0.1%
(b)
Royal Bank of Canada (Beiersdorf AG),
6.82%, 01/10/24 ................. EUR 1 112,156
Royal Bank of Canada (Estee Lauder Cos., Inc.
(The)), 8.08%, 01/10/24 ............ 1 146,869
Royal Bank of Canada (L'Oreal SA),
10.12%, 01/10/24 ................ 1 374,076
633,101
Pharmaceuticals — 0.0%
Barclays Bank plc (Elanco Animal Health, Inc.),
28.10%, 01/09/24 ................ USD 8 94,916
Citigroup, Inc. (Pfizer, Inc.), 21.59%, 01/31/24 3 82,795
177,711
Professional Services — 0.0%
BNP Paribas SA (Verisk Analytics, Inc.),
9.34%, 01/05/24
(b)
................ 1 124,667
Mizuho Markets Cayman LP (Automatic Data
Processing, Inc.), 10.17%, 01/25/24 .... 1 142,713
267,380

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
Citigroup, Inc. (Intel Corp.), 19.24%, 01/26/24 USD 4 $ 150,243
Goldman Sachs International (NXP
Semiconductors NV), 15.30%, 01/31/24 . 1 130,248
280,491
Software — 0.6%
BNP Paribas SA (Crowdstrike Holdings, Inc.),
18.39%, 03/07/24
(b)
............... 1 147,965
BNP Paribas SA (Intuit, Inc.), 13.25%, 02/23/24 —
(o)
181,975
BNP Paribas SA (Palo Alto Networks, Inc.),
18.67%, 01/11/24
(b)
............... —
(o)
73,566
Citigroup, Inc. (Fair Isaac Corp.),
12.76%, 01/08/24 ................ —
(o)
93,105
Mizuho Markets Cayman LP (BILL Holdings,
Inc.), 30.52%, 02/01/24 ............. 2 135,075
Mizuho Markets Cayman LP (Microsoft Corp.),
9.36%, 01/25/24 ................. 2 707,954
Nomura Holdings, Inc. (Salesforce, Inc.),
9.97%, 03/01/24 ................. 1 282,436
Nomura Holdings, Inc. (Workday, Inc.),
11.44%, 02/27/24 ................ 1 144,369
Royal Bank of Canada (C3.ai, Inc.),
6.46%, 01/10/24
(b)
................ EUR 1 186,127
Royal Bank of Canada (SAP SE),
9.28%, 01/10/24
(b)
................ 2 367,595
Royal Bank of Canada (Synopsys, Inc.),
9.97%, 02/15/24
(b)
................ USD 1 259,581
UBS AG (Microsoft Corp.), 11.50%, 01/24/24 3 1,282,262
UBS AG (Roper Technologies, Inc.),
5.70%, 01/26/24 ................. —
(o)
183,651
UBS AG (ServiceNow, Inc.), 16.90%, 01/25/24 1 590,632
4,636,293
Specialty Retail — 0.2%
Citigroup, Inc. (AutoNation, Inc.),
20.32%, 02/16/24 ................ 1 146,467
JPMorgan Structured Products BV (O'Reilly
Automotive, Inc.), 10.67%, 02/08/24 .... —
(o)
244,875
JPMorgan Structured Products BV (Ross
Stores, Inc.), 9.33%, 02/28/24 ........ 1 144,847
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 7.82%, 01/11/24 ......... 2 182,136
Mizuho Markets Cayman LP (Williams-Sonoma,
Inc.), 15.72%, 01/11/24 ............. 1 130,504
Royal Bank of Canada (O'Reilly Automotive,
Inc.), 8.32%, 01/08/24
(b)
............ —
(o)
84,686
Royal Bank of Canada (Ulta Beauty, Inc.),
8.01%, 01/18/24
(b)
................ —
(o)
148,750
1,082,265
Technology Hardware, Storage & Peripherals — 0.2%
BNP Paribas SA (Apple, Inc.),
9.51%, 02/02/24
(b)
................ 6 1,102,596
BNP Paribas SA (Hewlett Packard Enterprise
Co.), 13.45%, 02/29/24
(b)
............ 6 108,011
Mizuho Markets Cayman LP (Apple, Inc.),
8.56%, 02/01/24 ................. 2 356,182
1,566,789
Textiles, Apparel & Luxury Goods — 0.1%
Goldman Sachs International (Skechers USA,
Inc.), 16.91%, 02/02/24 ............. 1 73,050
JPMorgan Structured Products BV (Skechers
USA, Inc.), 14.33%, 02/01/24 ......... 1 73,933
Royal Bank of Canada (adidas AG),
19.36%, 01/10/24
(b)
............... EUR 1 112,656
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Royal Bank of Canada (Tapestry, Inc.),
20.51%, 01/08/24
(b)
............... USD 5 $ 151,263
410,902
Tobacco — 0.1%
Royal Bank of Canada (Philip Morris
International, Inc.), 12.35%, 02/09/24
(b)
.. 4 365,510
Trading Companies & Distributors — 0.0%
Barclays Bank plc (Ferguson plc),
15.38%, 01/05/24 ................ 1 129,761
JPMorgan Structured Products BV (United
Rentals, Inc.), 20.65%, 01/25/24 ...... —
(o)
151,641
281,402
Wireless Telecommunication Services — 0.0%
UBS AG (T-Mobile US, Inc.), 8.40%, 02/02/24 2 240,160
Total Equity-Linked Notes — 4.9%
(Cost: $35,297,805) .............................. 36,275,850
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.90%
,
 05/25/28 ........... 230 213,128
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.90%
,
 05/25/28 ........... 42 38,933
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.61%
,
 10/30/28 .. 36 35,934
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Cap + 3.50%), 9.36%
,
 08/03/29 ....... 48 47,604
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.36%
,
 08/24/28 ................. 261 261,054
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.36%
,
 08/24/28 ................. 112 111,880
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.21%
,
 02/01/28 ................. 162 162,022
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Cap + 7.75%),
13.22%
,
 02/01/29 ................ 73 72,199
Setanta Aircraft Leasing DAC, Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.61%
,
 11/05/28 ................. 144 144,360
TransDigm Inc., Term Loan J, (1-mo. LIBOR
USD + 3.25%), 8.60%
,
 02/14/31 ...... 38 38,142
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.60%
,
 08/24/28 ..... 51 50,807
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.60%
,
 02/22/27 .. 247 247,949
1,424,012
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.72%
,
 04/10/28 .. 40 39,952
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.11%
,
 05/06/30 ................. 169 168,788

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.45% - 10.47%
,
 11/17/28 .......... USD 93 $ 81,788
290,528
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.86%
,
 12/14/27
(a)
.......... 118 117,980
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.70%
,
 01/24/29 ................. 307 295,757
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.01% Cap + 6.00%),
11.45%
,
 01/24/30 ................ 200 159,826
455,583
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Cap + 3.25%), 8.72%
,
 11/24/28
(e)
. 65 64,632
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 6.75%),
12.21%
,
 06/30/27 ................ 161 159,257
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.97%
,
 02/12/27 ..... 236 231,618
Pug LLC, Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Cap + 4.25%),
9.72%
,
 02/12/27
(e)
................ 49 48,386
Sally Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 2.25%), 7.61%
,
 02/28/30 .. 39 38,816
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.36%
,
 12/21/27 ................. 31 25,044
567,753
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Cap + 3.75%), 9.11%
,
 05/13/29 47 46,918
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%
,
 04/12/28 ........... 48 48,251
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
CME Term SOFR + 3.75%), 4.25% -
9.21%
,
 11/23/27 ................. 95 93,542
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.21%
,
 10/02/28 ........... 22 21,693
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.96%
,
 04/28/29 ................. 73 73,112
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.72%
,
 07/28/28 ..... 69 68,807
Wilsonart LLC, Term Loan E, (3-mo. CME
Term SOFR at 1.00% Cap + 3.25%),
8.70%
,
 12/31/26 ................. 196 196,703
549,026
Security
Par (000)
Par (000) Value
Capital Markets — 0.1%
(a)
Aretec Group, Inc., Term Loan B1, (1-mo. CME
Term SOFR + 4.50%), 9.96%
,
 08/09/30 .. USD 42 $ 41,804
Ascensus Group Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 3.50%), 8.97%
,
 08/02/28 ....... 121 120,097
Ascensus Group Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 7.00%
,
 08/02/29 ...... 46 44,093
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B5, (3-mo. CME
Term SOFR at 0.50% Cap + 2.50%),
7.85%
,
 12/20/29 ................. 106 106,368
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.97%, 07/24/26 ............... 85 84,069
(1-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.22%, 07/24/26 ......... 87 86,144
Castlelake Aviation One DAC, Term Loan
 10/22/26
(p)
..................... 137 137,400
(3-mo. CME Term SOFR at 0.50% Cap +
2.50%), 8.13%, 10/22/27 ......... 45 44,578
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Cap +
2.50%), 7.86%
,
 06/30/28 ........... 99 99,274
Focus Financial Partners LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.86%
,
 06/30/28 ........... 55 54,931
Learning Care Group US No. 2, Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.75%), 10.10% - 10.14%
,
 08/11/28 16 16,032
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.86%
,
 08/17/28 ................. 102 102,428
937,218
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
 09/30/28 ................. 91 90,174
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Cap + 4.00%), 9.46%
,
 11/24/27 ....... 32 31,304
Ascend Performance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR at
0.75% Cap + 4.75%), 10.32%
,
 08/27/26 . 63 60,225
Chemours Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.86%
,
 08/18/28 ................. 85 84,533
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.36%
,
 12/29/27 ........... 49 39,020
Derby Buyer LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.60%
,
 11/01/30
(e)
................ 141 141,000
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.38%), 9.77%
,
 10/04/29 ....... 67 66,332
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
2.50%), 7.98%
,
 06/09/28 ........... 98 98,048
Element Solutions, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 2.00%),
7.36%
,
 12/18/30
(e)
................ 135 135,311

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 2.25%),
7.61%
,
 02/15/30 ................. USD 21 $ 20,874
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Cap +
3.93%), 9.37%
,
 07/03/28 ........... 73 66,131
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.96%
,
 02/18/30 ................. 40 39,800
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%, 10/15/28 ......... 134 133,724
(1-mo. CME Term SOFR at 0.50% Cap +
4.25%), 9.71%, 10/15/28 ......... 19 18,937
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.97%
,
 06/30/27 ................. 22 21,829
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.86%
,
 03/29/28 ................. 156 150,378
Nouryon Finance B.V., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.47%
,
 04/03/28 .. 65 65,020
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.35%
,
 11/09/28 ........... 63 63,078
Oxea Holding Vier GmbH, Term Loan B2,
(3-mo. CME Term SOFR + 3.50%),
8.93%
,
 10/14/24 ................. 110 105,912
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 9.46% - 9.47%
,
 03/16/27 .... 29 29,019
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.72%
,
 08/02/28 ........... 123 122,288
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 3.75%),
9.36%
,
 09/22/28 ................. 107 107,368
1,690,305
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan, 10/24/30
(e)(p)
.. 7 7,017
Action Environmental Group, Inc., (The), Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.50%), 9.88%
,
 10/24/30
(e)
...... 44 44,108
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.21%, 05/12/28 ......... 218 217,240
(1-mo. CME Term SOFR at 0.50% Cap +
4.75%), 10.11%, 05/12/28 ......... 23 22,910
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. CME Term SOFR + 2.50%),
7.97%
,
 04/06/28 ................. 81 80,620
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.97%
,
 06/22/30 ................. 50 49,803
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.21%
,
 09/07/27 ................. 142 142,110
Clean Harbors, Inc., Term Loan,
0.00%
,
 10/08/28 ................. 63 62,899
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.86%
,
 11/30/28 ................. 105 104,721
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.86%
,
 11/30/28 ................. USD 8 $ 8,208
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.91%
,
 05/31/27 ................. 59 59,480
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 5.00%),
10.46%
,
 10/29/28 ................ 65 61,885
Minimax Viking GmbH, Facility Term Loan B1,
07/31/28
(p)
..................... 14 13,956
NEP Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.71%
,
 10/20/25 ................. 104 97,855
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.25%), 9.89%
,
 12/15/28 ....... 87 67,400
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (3-mo. CME Term SOFR +
2.50%), 7.83%
,
 10/13/30 ........... 60 60,140
Tempo Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 2.75%),
8.11%
,
 08/31/28 ................. 318 319,388
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 4.00%),
9.46%
,
 11/02/27 ................. 134 129,266
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 5.00%),
10.47%
,
 07/30/28 ................ 94 93,873
1,642,879
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan, (1-mo. CME Term
SOFR + 2.00%), 7.36%
,
 10/24/30 ..... 114 114,089
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.86%, 03/02/29 ......... 83 81,319
9.96%, 05/30/30 ................. 52 50,768
246,176
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
5.50%), 10.88%
,
 08/01/30 ........... 256 254,527
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 3.50%),
8.96%
,
 12/16/27 ................. 16 15,915
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.47%
,
 01/21/28 ..... 80 80,143
USIC Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.50%), 9.11%
,
 05/12/28 ............ 116 114,650
465,235
Construction Materials — 0.1%
(a)
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 6.00%),
11.36%
,
 03/08/29 ................ 91 78,211
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Cap + 4.50%),
9.95%
,
 04/29/29 ................. 97 95,552
Quikrete Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.22%
,
 03/19/29 ................. 40 39,897

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, Term
Loan, (1-mo. CME Term SOFR + 3.50%),
8.86%
,
 04/02/29 ................. USD 35 $ 35,530
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.72%
,
 09/22/28 ........... 108 108,303
Summit Materials LLC, Term Loan B, 11/30/28
(p)
51 51,160
408,653
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR + 2.00%),
7.47%, 09/13/26 ............... 150 149,900
(1-mo. CME Term SOFR + 2.50%),
7.97%, 11/22/28 ............... 45 45,319
195,219
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Cap + 3.75%), 9.22%
,
 12/01/27 ....... 263 263,640
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.35%
,
 08/14/26 ................. 88 87,804
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.72%
,
 02/05/26 ................. 28 28,145
Reynolds Consumer Products LLC, Term
Loan, (1-mo. CME Term SOFR + 1.75%),
7.21%
,
 02/04/27 ................. 14 13,679
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.61%
,
 09/15/28 ........... 109 108,604
501,872
Distributors — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.46%
,
 01/15/27 ........... 139 139,681
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.39%
,
 10/28/27 ................. 133 123,597
263,278
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.96%
,
 12/11/28 ............ 42 41,185
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
5.75%), 11.21%
,
 12/10/29 ........... 104 88,638
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Cap + 2.25%), 7.72%
,
 11/24/28 ....... 101 101,169
Kuehg Corp., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 5.00%),
10.35%
,
 06/12/30 ................ 94 94,063
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Cap + 4.50%), 10.16%
,
 01/15/27 194 191,240
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 1.00% Cap +
4.50%), 9.85%
,
 09/29/30 ........... 111 110,880
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Cap + 5.00%),
10.47%
,
 09/01/25 ................ 156 129,346
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.22%
,
 02/05/26 ................. USD 125 $ 124,990
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Cap +
4.00%), 9.47%
,
 01/08/27 ........... 85 85,345
966,856
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.11%
,
 05/18/30
(a)
................ 60 59,567
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.41%, 07/15/25 ............... 5 4,774
(3-mo. LIBOR USD + 2.75%),
8.41%, 01/31/26
(e)
.............. 83 81,433
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.89%
,
 08/15/28 . 144 129,267
Connect Finco SARL, Term Loan, (1-mo.
CME Term SOFR at 1.00% Cap + 3.50%),
8.86%
,
 12/11/26 ................. 434 433,991
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Cap
+ 3.50%), 8.97%
,
 10/02/27 .......... 34 31,764
Iridium Satellite LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Cap + 2.50%),
7.86%
,
 09/20/30 ................. 192 192,591
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.22%
,
 03/01/27 ................. 96 91,169
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.72%
,
 03/15/27 ................. 138 94,046
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.72% - 9.90%
,
 09/01/28 ........... 87 82,533
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.25%),
8.72%
,
 09/25/26 ................. 224 178,196
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.73%
,
 01/31/29 ................. 44 43,855
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.47%
,
 03/09/27 ................. 328 280,677
1,644,296
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
4.75%), 10.36%
,
 06/23/28
(a)
.......... 135 134,717
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 2.75%),
8.22%
,
 07/02/29
(a)
................ 97 97,049

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.00%),
8.47%
,
 04/22/26 ................. USD 136 $ 113,312
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.70%
,
 05/24/29 ........... 24 23,505
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.25%), 9.60%
,
 03/08/30 ........... 66 66,165
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 07/21/28 ................. 132 130,754
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.86%
,
 11/27/28 ................. 143 143,511
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (3-mo. CME Term SOFR
at 0.50% Cap + 2.25%), 7.60%
,
 01/15/30 136 136,256
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.21%
,
 10/19/26 ................. 243 242,807
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.22%
,
 03/13/28 ................. 121 121,089
Renaissance Holding Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.11%
,
 04/05/30 ..... 5 4,523
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.14%
,
 01/23/25 ................. 116 115,588
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Cap +
2.75%), 8.40%
,
 04/29/26 ........... 92 92,250
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.22%
,
 05/18/25 ..... 197 197,367
WMG Acquisition Corp., Term Loan G,
(1-mo. CME Term SOFR + 2.13%),
7.60%
,
 01/20/28 ................. 216 215,924
1,603,051
Financial Services — 0.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, 8.96%
,
 12/21/28 ....... 82 82,734
Belron Finance LLC, Term Loan, (3-mo. CME
Term SOFR + 2.25%), 7.90%
,
 10/30/26 .. 57 57,128
Belron Finance US LLC, Term Loan
 04/13/28
(e)(p)
.................... 98 98,241
(3-mo. CME Term SOFR at 0.50% Cap +
2.50%), 8.00%, 04/18/29 ......... 31 30,884
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 2.43%),
8.07%
,
 04/13/28 ................. 59 59,141
Cogeco Communications Finance LP, Term
Loan, (1-mo. CME Term SOFR + 2.50%),
7.97%
,
 09/01/28 ................. 137 134,988
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Cap + 3.75%), 9.10%
,
 04/09/27 ....... 384 380,048
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Cap + 6.75%), 12.36%
,
 04/07/28 ...... 133 126,516
Security
Par (000)
Par (000) Value
Financial Services (continued)
GIP Pilot Acquisition Partners LP, Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.33%
,
 10/04/30 ................. USD 20 $ 19,983
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(p)
..................... 111 111,416
LBM Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.01% Cap +
3.75%), 9.21%
,
 12/17/27 ........... 79 78,236
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.71%
,
 03/24/25 ................. 130 129,840
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 2.75%),
8.39%
,
 12/11/26 ................. 166 165,723
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 3.00%),
8.48%
,
 01/31/29 ................. 74 73,253
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.72%
,
 03/31/28 ..... 73 73,629
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.11%
,
 10/19/27 ............ 80 79,751
1,701,511
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.22%
,
 10/01/25 ........... 141 134,961
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.86%
,
 10/10/26 .. 19 18,970
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Cap +
3.50%), 8.97%, 10/25/27 ......... 306 305,891
(1-mo. CME Term SOFR + 3.75%),
9.11%, 10/25/27 ............... 51 51,042
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.71%
,
 01/29/27 ................. 242 241,925
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.34%
,
 05/23/25 .. 40 31,516
Nomad Foods Ltd., Term Loan B4, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.47%
,
 11/13/29 ................. 105 105,364
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Cap + 3.50%), 9.14%
,
 06/08/28 ....... 173 173,317
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.86%
,
 03/31/28 ........... 87 85,964
Utz Quality Foods LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.00%),
8.64%
,
 01/20/28 ................. 214 214,486
1,363,436
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Cap + 4.75%), 10.21%
,
 04/06/28 . 44 43,794
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.22%
,
 08/06/27 ................. 96 96,039
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.45%
,
 12/30/26 ................. 105 105,227

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 5.50%), 11.14% -
11.15%
,
 08/04/25 ................ USD 46 $ 40,236
Uber Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.75%),
8.13%
,
 03/03/30 ................. 137 137,823
423,119
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 05/10/27 ......... 175 172,380
(1-mo. CME Term SOFR + 4.00%),
9.36%, 09/29/28 ............... 62 61,613
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.71%
,
 11/03/28 ................. 164 163,560
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.11%
,
 03/05/26 ................ 77 69,234
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 3.25%),
8.72%
,
 05/04/28 ................. 58 58,362
Medline Borrower LP, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 10/23/28 ................. 330 331,170
856,319
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 3.25%), 8.72%
,
 09/29/28 ....... 136 136,174
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.50%), 8.93%
,
 11/08/27 ............ 131 131,389
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 11/01/28 ................. 145 144,824
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.39%, 02/18/27 ............... 33 15,756
(3-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.39%, 11/15/28 .......... 46 22,206
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
6.75%), 12.39%
,
 11/15/29 ........... 78 20,976
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.72%
,
 08/31/26 ................. 22 22,118
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 7.00%), 12.46%
,
 11/01/29 ...... 110 92,263
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
2.75%), 8.22%
,
 10/27/28 ........... 81 81,616
Surgery Center Holdings, Inc., Term Loan,
8.86%
,
 12/19/30 ................. 83 83,329
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Cap + 2.25%),
7.71%
,
 05/16/29 ................. 45 45,325
795,976
Security
Par (000)
Par (000) Value
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.61%
,
 02/15/29 ................. USD 215 $ 213,341
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
 10/01/27 ........... 199 193,090
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.47%
,
 06/02/28 ................. 347 341,459
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.47%
,
 08/27/25 ................. 161 161,236
909,126
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5, (1-mo. CME Term SOFR + 2.25%),
7.61%
,
 09/23/30 ................. 121 121,449
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.22%
,
 02/02/26 ................. 139 129,450
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.21%
,
 05/31/30
(e)
................ 11 11,000
Bally's Corp., Facility Term Loan B, (3-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.93%
,
 10/02/28 ................. 73 68,555
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%
,
 02/06/30 ........... 99 99,390
Carnival Corp., Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.00%),
8.36%
,
 08/09/27 ................. 69 68,712
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.46%
,
 03/17/28 ................. 106 105,691
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.61%
,
 03/08/24 ........... 244 237,816
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.36%
,
 01/27/29 ........... 322 321,892
Flutter Entertainment plc, Term Loan B
(3-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.90%, 07/22/28 ......... 47 46,642
(3-mo. CME Term SOFR + 2.25%),
7.70%, 11/10/30 ............... 199 199,165
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 2.50%), 7.96%
,
 11/30/29 ....... 159 159,567
Hilton Domestic Operating Co., Inc., Term Loan
B4, 7.46%
,
 11/08/30 ............... 174 174,193
IRB Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.00%),
8.46%
,
 12/15/27 ................. 153 153,592
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Cap +
3.00%), 8.46%
,
 04/14/29 ........... 84 83,733
Packers Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 3.25%), 8.71%
,
 03/09/28 .. 70 43,675
Penn Entertainment, Inc., Facility Term Loan
B, (1-mo. CME Term SOFR at 0.50% Cap +
2.75%), 8.20%
,
 05/03/29 ........... 170 170,642

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.61%
,
 01/05/29 ................. USD 38 $ 37,620
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Cap +
3.00%), 8.47%
,
 08/25/28 ........... 49 49,531
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Cap +
2.25%), 7.71%
,
 02/08/27 ........... 139 139,048
Whatabrands LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 08/03/28 ................. 161 160,727
Wyndham Hotels & Resorts, Inc., Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.71%
,
 05/24/30 ................. 36 36,443
2,618,533
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 4.25%),
9.86%
,
 05/17/28 ................. 129 113,068
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.88%
,
 02/26/29 ........... 186 184,624
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.47%
,
 10/06/28 ........... 182 162,798
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Cap +
3.25%), 8.72%
,
 10/30/27 ........... 236 205,572
666,062
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR + 2.25%),
7.61%
,
 07/31/30 ................. 83 82,730
Calpine Corp., Term Loan, (1-mo. CME Term
SOFR + 2.00%), 7.47%
,
 08/12/26 ..... 34 33,592
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Cap +
2.50%), 8.15%
,
 12/15/27 ........... 139 138,326
254,648
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, Term Loan B,
(1-mo. CME Term SOFR + 3.00%),
8.36%
,
 05/31/30 ................. 65 65,024
JFL-Tiger Acquisition Co., Inc. Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
5.00%), 10.40%
,
 10/17/30 ........... 39 39,000
104,024
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6, (1-mo. CME Term SOFR at 0.50% Cap
+ 3.50%), 8.87%
,
 11/06/30 .......... 398 399,732
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Cap +
2.75%), 8.22%, 02/19/28 ......... 32 31,734
(1-mo. CME Term SOFR at 0.75% Cap +
2.25%), 7.72%, 02/19/28 ......... 147 147,351
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.97%, 02/12/27 ............... 211 210,954
Security
Par (000)
Par (000) Value
Insurance (continued)
Baldwin Risk Partners LLC, Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%
,
 10/14/27 ........... USD 31 $ 30,803
Hub International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.37%, 11/10/29 .......... 62 62,568
(3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.66%, 06/20/30 ......... 261 261,574
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (6-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 81 81,237
Ryan Specialty Group LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.46%
,
 09/01/27 ................. 128 127,463
USI, Inc., Term Loan
(3-mo. CME Term SOFR + 3.00%),
8.35%, 11/22/29 ............... 223 222,821
(3-mo. CME Term SOFR + 3.25%),
8.60%, 09/27/30 ............... 73 72,835
1,649,072
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.46%
,
 06/26/28 ................. 37 37,476
Camelot US Acquisition LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Cap +
3.00%), 8.47%, 10/30/26 ......... 265 264,698
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Cap + 4.50%),
9.97%
,
 01/29/26 ................. 62 62,003
364,177
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.72%
,
 01/31/28 ................ 69 65,607
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.72%
,
 01/20/29 ................ 49 46,075
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.71%
,
 08/19/28 ..... 128 127,462
Asurion LLC, Term Loan B8, (1-mo. CME Term
SOFR + 3.25%), 8.72%
,
 12/23/26 ..... 74 73,586
Central Parent LLC., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.00%),
9.35%
,
 07/06/29 ................. 212 212,869
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.86%
,
 11/09/29 ................. 126 126,095
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.47%
,
 08/10/27 ................. 85 84,637
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.11%
,
 02/24/28 ............ 291 291,306
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 4.75%),
10.40%
,
 06/28/29 ................ 86 84,960
1,112,597

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.46%
,
 12/01/28
(e)
.......... USD 42 $ 40,951
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Cap + 7.00%),
12.48%
,
 05/25/27 ................ 84 83,955
Topgolf Callaway Brands Corp., Term Loan,
8.96%
,
 03/15/30 ................. 73 73,369
198,275
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Cap + 2.25%),
7.71%
,
 11/08/27 ................. 73 73,336
Curia Global, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.23%
,
 08/30/26 ................. 15 13,242
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Cap + 4.50%), 9.96%
,
 02/04/27 ....... 68 67,420
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.75%),
9.11%
,
 07/01/30 ................. 30 29,800
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.86%, 07/03/28 ......... 140 140,476
IQVIA, Inc., Term Loan B4, (3-mo. CME Term
SOFR + 2.00%), 7.35%
,
 01/02/31 ..... 88 88,252
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Cap +
3.00%), 8.40%
,
 10/19/27 ........... 147 142,973
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.72%
,
 11/15/28 ............ 202 202,844
Star Parent, Inc., Term Loan, (3-mo. CME Term
SOFR + 4.00%), 9.35%
,
 09/27/30 ..... 60 59,225
817,568
Machinery — 0.3%
(a)
AI Aqua Merger Sub, Inc., Term Loan,
07/31/28
(p)
..................... 101 101,348
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 5.25%),
10.92%
,
 08/17/26 ................ 127 127,526
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.46%
,
 09/03/30 .. 51 50,974
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.95%
,
 04/20/29 ................. 56 56,159
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 2.75%),
8.39%
,
 05/14/28 ................. 44 44,086
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%, 10/21/28 ......... 109 109,334
(1-mo. CME Term SOFR at 0.50% Cap +
4.25%), 9.72%, 10/21/28 ......... 61 61,344
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.21%
,
 03/01/27 ................. 159 159,012
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Cap + 2.50%),
7.96%
,
 03/31/27 ................. 145 145,316
Security
Par (000)
Par (000) Value
Machinery (continued)
Generac Power Systems, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.20%
,
 12/13/26 ................. USD 20 $ 19,975
Husky Injection Molding Systems Ltd., Term
Loan, (1-mo. CME Term SOFR + 3.00%),
8.47%
,
 03/28/25 ................. 203 202,304
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.21%
,
 03/01/27 ........... 37 36,802
Madison IAQ LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Cap + 3.25%),
8.72%
,
 06/21/28 ................. 157 156,651
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 4.00%),
9.35%
,
 11/22/29 ................. 183 183,076
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 4.50%),
9.96%
,
 04/05/29 ................. 140 140,096
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Cap
+ 3.50%), 9.38%
,
 07/30/27 .......... 239 238,956
Vertiv Group Corp., Term Loan B1, (1-mo. CME
Term SOFR + 2.50%), 7.97%
,
 03/02/27 .. 193 193,444
Zurn LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 2.00%),
7.47%
,
 10/04/28 ................. 25 25,426
2,051,829
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 3.25%),
8.71%
,
 03/03/25 ................. 100 97,340
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 50 50,986
Charter Communications Operating LLC, Term
Loan B4, (3-mo. CME Term SOFR + 2.00%),
7.33%
,
 12/07/30 ................. 86 85,999
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
9.14%
,
 08/21/26 ................. 83 82,152
CSC Holdings LLC, Term Loan, (1-mo. LIBOR
USD + 2.50%), 7.98%
,
 04/15/27 ...... 129 122,352
DirecTV Financing LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.65%
,
 08/02/27 ................ 134 133,470
ECL Entertainment LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.11%
,
 09/03/30 ................ 35 34,939
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Cap + 5.50%), 10.86% 06/30/28 ....... 54 52,423
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
9.21%
,
 04/21/29 ................. 41 33,371
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.37%
,
 05/11/29
(e)
................ 75 75,101
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.98%
,
 04/30/28 ................. 78 77,694
845,827

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 9.18%
,
 12/21/28 ........... USD 249 $ 248,062
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.96%
,
 09/19/29 ........... 43 43,491
Medallion Midland Acquisition, LP, Term
Loan, (3-mo. CME Term SOFR + 3.50%),
8.86%
,
 10/18/28 ................. 183 183,509
New Fortress Energy Inc., Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.39%
,
 10/30/28 ................ 130 127,725
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Cap + 3.25%), 8.71%
,
 10/05/28 .. 228 228,126
830,913
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 4.75%),
10.43%
,
 04/20/28 ................ 122 124,939
Air Canada, Term Loan, (3-mo. CME
Term SOFR at 0.75% Cap + 3.50%),
9.14%
,
 08/11/28 ................. 137 137,397
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32%, 01/29/27 ............... 130 129,010
(6-mo. CME Term SOFR + 2.75%),
8.60%, 02/15/28 ............... 153 153,143
(3-mo. CME Term SOFR + 3.50%),
8.87%, 06/04/29 ............... 126 126,157
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Cap + 5.25%),
10.77%
,
 06/21/27 ................ 139 143,934
United AirLines, Inc., Term Loan B,
9.22%
,
 04/21/28 ................. 157 157,347
WestJet Airlines Ltd., Term Loan, (1-mo.
CME Term SOFR at 1.00% Cap + 3.00%),
8.46%
,
 12/11/26 ................. 65 65,155
1,037,082
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. CME Term SOFR + 3.50%),
8.95%
,
 10/01/26
(a)
................ 476 478,267
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 5.50%),
10.86%
,
 05/04/28 ................ 107 104,974
Amynta Agency Borrower, Inc., Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.61%
,
 02/28/28 ................. 99 98,851
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 5.25%),
10.71%
,
 02/01/27 ................ 105 85,228
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.47%
,
 02/22/28 ........... 166 162,806
Elanco Animal Health, Inc., Term Loan,
7.20%
,
 08/01/27 ................. 141 140,286
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
 05/05/28 ................. 139 139,216
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 06/02/28 ................. USD 130 $ 130,014
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.71%
,
 04/20/29 ................. 79 79,099
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.00%), 8.45%
,
 11/18/27 ............ 88 86,476
1,026,950
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 2.75%),
8.22%
,
 02/04/28 ................. 122 122,340
ASGN, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.61%
,
 08/30/30 ..... 28 28,028
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
 06/02/28 ................. 302 293,551
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.21%
,
 02/06/26 ................. 360 360,920
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.00%),
8.36%
,
 01/18/29 ................. 130 130,169
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, 9.70%
,
 07/06/29 ........... 43 43,002
Element Materials Technology Group
US Holdings, Inc., Term Loan B,
9.70%
,
 07/06/29 ................. 98 96,434
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.21%
,
 04/28/28 ........... 98 98,147
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.75%), 10.13%
,
 04/29/29
(e)
.......... 120 98,336
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.21%
,
 11/16/26 .. 79 79,551
Trans Union LLC, Term Loan B6, (1-mo.
CME Term SOFR at 0.50% Cap + 2.25%),
7.72%
,
 12/01/28 ................. 109 109,358
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.71%
,
 02/28/27 ..... 146 146,333
1,606,169
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.22%, 08/21/25
(e)
.............. 8 8,160
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 01/31/30 ......... 80 79,327
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.36%, 01/31/30
(e)
........ 62 61,845
149,332

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.85%
,
 08/17/29 ................. USD 128 $ 128,635
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 2.25%),
7.87%
,
 12/02/28 ................. 42 41,942
170,577
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.85%
,
 09/18/26 ........... 74 74,117
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
6.75%), 12.10%
,
 09/17/27 ........... 48 48,206
Barracuda Parent LLC, 1st Lien Term Loan,
9.88%
,
 08/15/29 ................. 65 62,976
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.72%
,
 09/21/28 ........... 182 182,110
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.95% - 9.99%
,
 03/30/29 ...... 478 465,784
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.21%
,
 10/08/28 ................. 50 49,886
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 6.00%),
11.46%
,
 10/08/29 ................ 83 79,126
Delta Topco, Inc., 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 7.25%),
12.62%
,
 12/01/28 ................ 30 29,992
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.72%
,
 07/30/27 ................. 39 38,743
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 2.00%),
7.46%
,
 09/12/29 ................. 113 112,582
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Cap + 4.00%), 9.47%
,
 12/01/27 ....... 181 181,923
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.70%
,
 07/18/30 ................. 75 74,812
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.22%
,
 10/27/28 ..... 190 190,193
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.89%
,
 07/27/29 ........... 441 167,501
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.20%
,
 03/01/29 ................. 167 166,320
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.61%
,
 05/03/28 ................. 354 347,219
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.61%
,
 02/23/29 ................ 152 141,544
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.72%
,
 08/31/28 ................. 282 281,921
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 04/24/28 ................. 325 322,482
Security
Par (000)
Par (000) Value
Software (continued)
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.25%),
8.63%
,
 08/01/27 ................. USD 87 $ 87,499
Sophia LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
 10/07/27 ................. 165 165,548
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.22%
,
 04/16/25 ................. 13 13,092
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.22%
,
 04/16/25 ................. 12 12,362
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%, 05/04/26 ......... 59 58,682
(3-mo. CME Term SOFR + 3.75%),
9.23%, 05/04/26 ............... 80 80,254
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
 05/03/27 ................ 104 104,109
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 9.18%
,
 07/20/28 ........... 21 21,152
3,560,135
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 4.25%),
9.83%
,
 03/31/26
(e)
................ 48 48,279
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Cap + 4.00%), 9.47%
,
 05/04/28 .. 144 144,199
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.75%),
9.21%
,
 02/11/28 ................. 163 160,926
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.46%
,
 08/04/28 ................. 99 99,545
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
2.50%), 7.97%, 10/20/28 ......... 72 69,983
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 10/20/28 ......... 21 19,964
542,896
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 3.00%),
8.50%
,
 02/20/29 ................. 43 43,259
Hanesbrands, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.75%),
9.11%
,
 03/08/30
(e)
................ 33 32,671
75,930
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.97%
,
 05/19/28 ................. 53 52,815
Core & Main LP, Term Loan B, (1-mo.
CME Term SOFR + 2.50%), 7.96% -
8.06%
,
 07/27/28 ................. 219 219,095
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.96%, 06/02/28 ......... 103 102,449

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%, 06/02/28 ......... USD 176 $ 176,241
TMK Hawk Parent Corp., Term Loan A, (3-mo.
CME Term SOFR at 1.00% Cap + 7.50%),
13.14%
,
 05/30/24
(e)
............... 38 37,427
TMK Hawk Parent Corp., Term Loan B, (3-mo.
CME Term SOFR at 1.00% Cap + 3.50%),
9.14% - 9.17%
,
 08/28/24
(e)
.......... 118 72,994
661,021
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
2.75%), 8.22%, 09/22/28 ......... 84 83,390
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.86%, 09/22/28 ......... 51 50,765
OLA Netherlands BV, Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 6.25%),
11.71%
,
 12/15/26
(e)
............... 123 122,004
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.60%
,
 03/17/30 ................. 47 46,465
302,624
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 2.25%),
10.75%
,
 05/28/24 ................ 75 69,234
Digicel International Work Fee, Term Loan,
01/01/38
(p)
..................... 3 3,001
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.22%
,
 04/30/28 ........... 53 52,961
SBA Senior Finance II LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.21%
,
 04/11/25 ................. 101 100,953
226,149
Total Floating Rate Loan Interests — 5.6%
(Cost: $42,305,943) .............................. 41,661,397
Foreign Agency Obligations
Mexico — 0.2%
Petroleos Mexicanos
6.88%, 08/04/26 ................. 820 792,448
5.95%, 01/28/31 ................. 121 96,014
6.70%, 02/16/32 ................. 448 370,720
1,259,182
Total Foreign Agency Obligations — 0.2%
(Cost: $1,214,156) .............................. 1,259,182
Shares
Shares
Investment Companies
(q)
BlackRock Allocation Target Shares - BATS
Series A ....................... 5,547,546 51,703,127
BlackRock GNMA Portfolio, Class K Shares . 7,321,351 58,424,382
BlackRock High Equity Income Fund, Class K
Shares ........................ 894,107 24,918,753
BlackRock High Yield Bond Portfolio, Class K
Shares ........................ 212 1,492
iShares Core Dividend Growth ETF ...... 440,132 23,687,904
Security
Shares
Shares Value
Investment Companies
(q)
(continued)
iShares iBoxx $ High Yield Corporate Bond
ETF .......................... 191,756 $ 14,839,997
Total Investment Companies — 23.4%
(Cost: $179,096,062) ............................. 173,575,655
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............. USD 802 754,144
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(l)
...................... 351 354,273
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
237 232,126
Series 2022-9, Class A1, 6.79%, 12/25/67
(l)
695 703,685
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)
.... 120 95,908
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)
................ 808 779,503
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
......... 813 774,436
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(l)
................ 366 353,895
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(l)
................ 693 656,717
Mill City Mortgage Loan Trust
(l)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 .................... 138 138,617
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 .................... 209 209,074
OBX Trust
(l)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 326 320,556
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 173 173,895
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 1,134 1,145,453
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................ 896 882,339
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(l)
.......... 971 970,965
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(l)
..... 994 954,156
Verus Securitization Trust
(l)
Series 2022-3, Class A1, 4.13%, 02/25/67 609 566,809
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... 885 897,715
10,964,266
Total Non-Agency Mortgage-Backed Securities — 1.5%
(Cost: $10,756,824) .............................. 10,964,266
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Lehman Brothers Holdings, Capital Trust VII
(d)(e)
(g)
........................... 15 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.0%
(a)(h)
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. USD 10 $ 8,582
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 88 85,557
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 38 35,422
129,561
Capital Markets — 0.1%
(a)(h)
Charles Schwab Corp. (The)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ...................... 417 367,577
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ...................... 441 348,306
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95% ..... 70 66,842
782,725
Consumer Finance — 0.3%
(a)(h)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 1,325 993,832
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 1,000 801,439
Discover Financial Services, Series C, (3-mo.
CME Term SOFR + 3.34%), 5.50% ..... 725 582,538
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 29 26,781
2,404,590
Electric Utilities — 0.2%
(a)(h)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 1,201 1,135,904
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 56 52,142
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 63 65,588
1,253,634
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(h)
..................... 47 46,295
Multi-Utilities — 0.1%
(a)(h)
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35% ........... 365 323,651
Sempra, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.55%), 4.88% 450 440,218
763,869
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(h)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... USD 90 $ 85,525
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 1,125 1,036,664
1,122,189
Total Capital Trusts — 0.9%
(Cost: $7,392,886) .............................. 6,502,863
Shares
Shares
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (3-mo. CME Term SOFR
at 14.50% Cap + 1.81%), 7.19%, 12/21/65
(a)
(b)
........................... 100,000 74,188
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 74,188
Total Preferred Securities — 0.9%
(Cost: $7,488,136) .............................. 6,577,051
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(d)
(e)
........................... 394 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 52 1,008
Total Warrants — 0.0%
(Cost: $—) .................................... 1,008
Total Long-Term Investments — 95.2%
(Cost: $703,638,463) ............................. 704,979,160
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26%
(q)(s)
................. 26,641,869 26,641,869
Total Short-Term Securities — 3.6%
(Cost: $26,641,869) .............................. 26,641,869
Total Investments — 98.8%
(Cost: $730,280,332 ) ............................. 731,621,029
Other Assets Less Liabilities — 1.2% ................... 9,134,869
Net Assets — 100.0% ..............................
$ 740,755,898

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $32,768, representing less than 0.05% of its net assets as of period end, and an original cost of $9,686.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Perpetual security with no stated maturity date.
(i)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
When-issued security.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 23,716,077 $ 2,925,792
(a)
$ — $ — $ — $ 26,641,869 26,641,869 $ 1,115,106 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ 3,710,763 — (3,708,061)
(a)
(2,702) — — — 45,141
(c)
—
BlackRock Allocation Target
Shares - BATS Series A .. 62,729,250 — (12,300,002) (1,098,926) 2,372,805 51,703,127 5,547,546 3,655,787 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares
(b)
............ 4,029,841 — (4,102,724) (125,513) 198,396 — — 26,123 —
BlackRock GNMA Portfolio,
Class K Shares ........ 24,802,800 33,558,111 — — 63,471 58,424,382 7,321,351 1,858,136 —
BlackRock High Equity Income
Fund, Class K Shares ... — 24,590,376 — — 328,377 24,918,753 894,107 1,510,422 —
BlackRock High Yield Bond
Portfolio, Class K Shares . 419,542 18,767 (445,627) 5,009 3,801 1,492 212 18,768 —
iShares Core Dividend Growth
ETF ................ 24,188,800 49,546,068 (51,694,435) (1,069,383) 2,716,854 23,687,904 440,132 323,943 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 7,764,431 14,776,641 (7,865,022) (166,319) 330,266 14,839,997 191,756 274,105 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(b)
.............. 7,715,684 — (7,513,737) (523,125) 321,178 — — 262,322 —
iShares MBS ETF
(b)
....... 7,825,132 14,375,113 (22,411,255) (10,422) 221,432 — — 279,828 —
$ (2,991,381) $ 6,556,580 $ 200,217,524 $ 9,369,681 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 28 03/15/24 $ 6,748 $ 106,882
U.S. Treasury 10-Year Note ................................................... 1,990 03/19/24 224,652 5,477,803
U.S. Treasury 5-Year Note .................................................... 362 03/28/24 39,376 845,307
6,429,992
Short Contracts
EUR Currency ............................................................ 48 03/18/24 6,645 (127,314)
GBP Currency ............................................................ 188 03/18/24 14,982 (205,318)
JPY Currency ............................................................ 9 03/18/24 807 (20,220)
U.S. Treasury Long Bond ..................................................... 1 03/19/24 125 (9,072)
(361,924)
$ 6,068,068
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5.00 % Quarterly 12/20/28 USD 832 $ (49,665) $ (30,983) $ (18,682)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 41.V1 ....... 1.00 % Quarterly 12/20/28 BBB+ USD 391 $ (7,701) $ (6,606) $ (1,095)
Markit CDX North American
Investment Grade Index
Series 41.V1 ....... 1.00 Quarterly 12/20/28 BBB+ USD 2,531 49,794 47,315 2,479
$ 42,093 $ 40,709 $ 1,384
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AutoZone, Inc. ............ 1.00 % Quarterly Deutsche Bank AG 12/20/28 USD 400 $ (11,452) $ (11,335) $ (117)
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 12/20/28 USD 95 (1,579) (1,480) (99)
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 12/20/28 USD 224 (3,715) (3,479) (236)
CVS Health Corp. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 400 (9,101) (8,975) (126)
CVS Health Corp. ......... 1.00 Quarterly Goldman Sachs International 12/20/28 USD 170 (3,868) (3,491) (377)
Dow Chemical Co. (The) ..... 1.00 Quarterly Bank of America NA 12/20/28 USD 170 (2,784) (2,646) (138)
Dow Chemical Co. (The) ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 188 (3,072) (2,666) (406)
Dow Chemical Co. (The) ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 212 (3,479) (3,171) (308)

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
DR Horton, Inc. ........... 1.00 % Quarterly Bank of America NA 12/20/28 USD 170 $ (3,744) $ (3,803) $ 59
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 400 (8,810) (7,856) (954)
Lowe's Cos., Inc. .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 400 (10,836) (10,066) (770)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 37 (505) (449) (56)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 88 (1,189) (1,056) (133)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 93 (1,263) (1,200) (63)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 219 (2,972) (2,823) (149)
$ – $ – $ –
$ (68,369) $ (64,496) $ (3,873)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1.00 % Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 796 $ 4,412 $ 2,125 $ 2,287
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 A- USD 840 11,869 4,759 7,110
Teck Resources Ltd. .... 5.00 Quarterly Citibank NA 12/20/28 BBB- USD 269 45,901 40,629 5,272
$ 62,182 $ 47,513 $ 14,669
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 47,315 $ (37,589) $ 2,479 $ (19,777)
OTC Swaps ................................................................... 47,513 (64,496) 14,728 (3,932)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 106,882 $ — $ 6,323,110 $ — $ 6,429,992
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,479 — — — — 2,479
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 62,241 — — — — 62,241
$ — $ 64,720 $ 106,882 $ — $ 6,323,110 $ — $ 6,494,712

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ 352,852 $ 9,072 $ — $ 361,924
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 19,777 — — — — 19,777
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 68,428 — — — — 68,428
$ — $ 88,205 $ — $ 352,852 $ 9,072 $ — $ 450,129
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (22,971) $ (158,353) $ (7,380,642) $ — $ (7,561,966)
Options purchased
(a)
..................... — — 1,123,550 — — — 1,123,550
Options written ........................ — — (34,778) — — — (34,778)
Swaps .............................. — (226,385) — — — — (226,385)
$ — $ (226,385) $ 1,065,801 $ (158,353) $ (7,380,642) $ — $ (6,699,579)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 412,220 $ (634,618) $ 7,812,444 $ — $ 7,590,046
Swaps .............................. — 9,942 — — — — 9,942
$ — $ 9,942 $ 412,220 $ (634,618) $ 7,812,444 $ — $ 7,599,988
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 227,577,951
Average notional value of contracts — short ................................................................................. $ 28,106,284
Options
Average value of option contracts purchased ................................................................................ $ 252,455
Average value of option contracts written ................................................................................... $ 32,838
Credit default swaps
Average notional value — buy protection ................................................................................... $ 13,625,194
Average notional value — sell protection ................................................................................... $ 2,254,289
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 46,298 $ 41,935
Swaps — centrally cleared .............................................................................. 277 —
Swaps — OTC
(a)
..................................................................................... 62,241 68,428
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 108,816 $ 110,363
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(46,575) (41,935)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 62,241 $ 68,428
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 59 $ (59) $ — $ — $ —
Citibank NA .................................... 45,901 — — — 45,901
Deutsche Bank AG ............................... 4,412 (4,412) — — —
JPMorgan Chase Bank NA .......................... 11,869 — — — 11,869
$ 62,241 $ (4,471) $ — $ — $ 57,770
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 26,911 $ (59) $ — $ — $ 26,852
Barclays Bank plc ................................ 8,810 — — — 8,810
Deutsche Bank AG ............................... 22,288 (4,412) — — 17,876
Goldman Sachs International ........................ 3,868 — — — 3,868
Morgan Stanley & Co. International plc .................. 6,551 — — — 6,551
$ 68,428 $ (4,471) $ — $ — $ 63,957
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 121,517,706 $ — $ 121,517,706
Common Stocks
Aerospace & Defense .................................... 1,611,192 — — 1,611,192
Air Freight & Logistics .................................... 1,649,814 — — 1,649,814
Banks ............................................... 2,767,639 1,822,059 — 4,589,698
Biotechnology ......................................... 2,165,706 — — 2,165,706
Building Products ....................................... 3,206,662 — — 3,206,662
Capital Markets ........................................ 2,090,712 — — 2,090,712
Chemicals ............................................ — 1,792,171 — 1,792,171
Commercial Services & Supplies ............................. 1,577,364 — — 1,577,364
Consumer Finance ...................................... 2,105,026 — — 2,105,026
Consumer Staples Distribution & Retail ........................ 1,561,978 — — 1,561,978
Diversified REITs ....................................... 155,820 96,829 — 252,649
Diversified Telecommunication Services ........................ 1,554,210 1,798,017 — 3,352,227
Electronic Equipment, Instruments & Components ................. 1,196,498 — — 1,196,498
Energy Equipment & Services .............................. 1,673,214 — — 1,673,214
Financial Services ...................................... — 71,766 — 71,766
Food Products ......................................... 2,265,900 2,372,880 — 4,638,780
Ground Transportation ................................... 2,165,632 — — 2,165,632
Health Care Equipment & Supplies ........................... 1,510,355 2,041,722 — 3,552,077
Health Care Providers & Services ............................ 2,000,586 — 20,085 2,020,671
Health Care REITs ...................................... 1,316,951 170,891 — 1,487,842

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ — $ 1,692,789 $ — $ 1,692,789
Industrial REITs ........................................ 680,184 724,014 — 1,404,198
Insurance ............................................ 1,178,925 2,891,829 — 4,070,754
IT Services ........................................... 2,123,707 323,833 — 2,447,540
Machinery ............................................ 2,138,154 — — 2,138,154
Media ............................................... — — 32,768 32,768
Office REITs .......................................... 519,098 — — 519,098
Oil, Gas & Consumable Fuels ............................... 1,101,429 1,647,797 — 2,749,226
Pharmaceuticals ....................................... — 5,857,237 — 5,857,237
Professional Services .................................... 1,889,799 1,962,443 — 3,852,242
Real Estate Management & Development ....................... 123,060 681,663 — 804,723
Residential REITs ....................................... 749,220 — — 749,220
Retail REITs .......................................... — 350,379 — 350,379
Semiconductors & Semiconductor Equipment .................... — 3,954,783 — 3,954,783
Software ............................................. 5,712,872 — — 5,712,872
Specialized REITs ...................................... 1,851,524 — — 1,851,524
Technology Hardware, Storage & Peripherals .................... 2,775,127 — — 2,775,127
Textiles, Apparel & Luxury Goods ............................ — 1,624,262 — 1,624,262
Tobacco ............................................. 2,020,086 — — 2,020,086
Corporate Bonds
Aerospace & Defense .................................... — 8,084,712 — 8,084,712
Air Freight & Logistics .................................... — 130,583 — 130,583
Automobile Components .................................. — 1,084,476 — 1,084,476
Automobiles .......................................... — 4,247,087 — 4,247,087
Banks ............................................... — 41,990,014 — 41,990,014
Beverages ........................................... — 970,981 — 970,981
Biotechnology ......................................... — 6,726,626 — 6,726,626
Broadline Retail ........................................ — 255,493 — 255,493
Building Products ....................................... — 726,003 — 726,003
Capital Markets ........................................ — 19,265,979 — 19,265,979
Chemicals ............................................ — 2,101,560 — 2,101,560
Commercial Services & Supplies ............................. — 2,533,240 — 2,533,240
Communications Equipment ................................ — 315,585 — 315,585
Construction & Engineering ................................ — 329,571 — 329,571
Construction Materials .................................... — 200,222 — 200,222
Consumer Finance ...................................... — 8,190,931 — 8,190,931
Consumer Staples Distribution & Retail ........................ — 711,252 — 711,252
Containers & Packaging .................................. — 2,561,862 — 2,561,862
Distributors ........................................... — 105,823 — 105,823
Diversified Consumer Services .............................. — 487,029 — 487,029
Diversified REITs ....................................... — 3,470,562 — 3,470,562
Diversified Telecommunication Services ........................ — 4,081,093 — 4,081,093
Electric Utilities ........................................ — 13,075,223 — 13,075,223
Electrical Equipment ..................................... — 213,594 — 213,594
Electronic Equipment, Instruments & Components ................. — 178,077 — 178,077
Energy Equipment & Services .............................. — 2,329,859 — 2,329,859
Entertainment ......................................... — 425,410 — 425,410
Financial Services ...................................... — 3,942,852 — 3,942,852
Food Products ......................................... — 2,009,304 — 2,009,304
Gas Utilities ........................................... — 1,200,371 — 1,200,371
Ground Transportation ................................... — 3,754,755 — 3,754,755
Health Care Equipment & Supplies ........................... — 1,474,742 — 1,474,742
Health Care Providers & Services ............................ — 4,393,718 — 4,393,718
Health Care REITs ...................................... — 883,370 — 883,370
Health Care Technology .................................. — 371,488 — 371,488
Hotel & Resort REITs .................................... — 388,743 — 388,743
Hotels, Restaurants & Leisure .............................. — 3,914,897 — 3,914,897
Household Durables ..................................... — 385,211 — 385,211
Household Products ..................................... — 64,231 — 64,231
Independent Power and Renewable Electricity Producers ............ — 714,703 — 714,703
Industrial Conglomerates .................................. — 425,911 — 425,911
Insurance ............................................ — 2,486,981 — 2,486,981
Interactive Media & Services ............................... — 290,106 — 290,106
IT Services ........................................... — 1,108,793 — 1,108,793
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
Leisure Products ....................................... $ — $ 73,324 $ — $ 73,324
Life Sciences Tools & Services .............................. — 313,255 — 313,255
Machinery ............................................ — 1,114,301 — 1,114,301
Media ............................................... — 5,757,147 — 5,757,147
Metals & Mining ........................................ — 2,718,966 — 2,718,966
Mortgage Real Estate Investment Trusts (REITs) .................. — 46,323 — 46,323
Multi-Utilities .......................................... — 2,925,859 — 2,925,859
Office REITs .......................................... — 1,231,421 — 1,231,421
Oil, Gas & Consumable Fuels ............................... — 20,874,756 — 20,874,756
Paper & Forest Products .................................. — 38,486 — 38,486
Passenger Airlines ...................................... — 508,948 — 508,948
Personal Care Products .................................. — 286,739 — 286,739
Pharmaceuticals ....................................... — 5,955,517 — 5,955,517
Professional Services .................................... — 281,488 — 281,488
Real Estate Management & Development ....................... — 141,832 — 141,832
Residential REITs ....................................... — 461,085 — 461,085
Retail REITs .......................................... — 2,265,740 — 2,265,740
Semiconductors & Semiconductor Equipment .................... — 4,506,669 — 4,506,669
Software ............................................. — 6,155,543 — 6,155,543
Specialized REITs ...................................... — 1,918,483 — 1,918,483
Specialty Retail ........................................ — 2,026,749 — 2,026,749
Technology Hardware, Storage & Peripherals .................... — 596,426 — 596,426
Textiles, Apparel & Luxury Goods ............................ — 961,807 — 961,807
Tobacco ............................................. — 2,530,842 — 2,530,842
Trading Companies & Distributors ............................ — 3,783,340 — 3,783,340
Wireless Telecommunication Services ......................... — 5,700,315 — 5,700,315
Equity-Linked Notes ...................................... — 36,275,850 — 36,275,850
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,424,012 — 1,424,012
Automobile Components .................................. — 290,528 — 290,528
Automobiles .......................................... — 117,980 — 117,980
Beverages ........................................... — 455,583 — 455,583
Broadline Retail ........................................ — 454,735 113,018 567,753
Building Products ....................................... — 549,026 — 549,026
Capital Markets ........................................ — 937,218 — 937,218
Chemicals ............................................ — 1,413,994 276,311 1,690,305
Commercial Services & Supplies ............................. — 1,591,754 51,125 1,642,879
Communications Equipment ................................ — 246,176 — 246,176
Construction & Engineering ................................ — 465,235 — 465,235
Construction Materials .................................... — 408,653 — 408,653
Consumer Staples Distribution & Retail ........................ — 195,219 — 195,219
Containers & Packaging .................................. — 501,872 — 501,872
Distributors ........................................... — 263,278 — 263,278
Diversified Consumer Services .............................. — 966,856 — 966,856
Diversified REITs ....................................... — 59,567 — 59,567
Diversified Telecommunication Services ........................ — 1,562,863 81,433 1,644,296
Electrical Equipment ..................................... — 134,717 — 134,717
Electronic Equipment, Instruments & Components ................. — 97,049 — 97,049
Entertainment ......................................... — 1,603,051 — 1,603,051
Financial Services ...................................... — 1,603,270 98,241 1,701,511
Food Products ......................................... — 1,363,436 — 1,363,436
Ground Transportation ................................... — 423,119 — 423,119
Health Care Equipment & Supplies ........................... — 856,319 — 856,319
Health Care Providers & Services ............................ — 795,976 — 795,976
Health Care Technology .................................. — 909,126 — 909,126
Hotels, Restaurants & Leisure .............................. — 2,607,533 11,000 2,618,533
Household Durables ..................................... — 666,062 — 666,062
Independent Power and Renewable Electricity Producers ............ — 254,648 — 254,648
Industrial Conglomerates .................................. — 104,024 — 104,024
Insurance ............................................ — 1,649,072 — 1,649,072
Interactive Media & Services ............................... — 364,177 — 364,177
IT Services ........................................... — 1,112,597 — 1,112,597
Leisure Products ....................................... — 157,324 40,951 198,275
Life Sciences Tools & Services .............................. — 817,568 — 817,568
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Managed Income Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Machinery ............................................ $ — $ 2,051,829 $ — $ 2,051,829
Media ............................................... — 770,726 75,101 845,827
Oil, Gas & Consumable Fuels ............................... — 830,913 — 830,913
Passenger Airlines ...................................... — 1,037,082 — 1,037,082
Personal Care Products .................................. — 478,267 — 478,267
Pharmaceuticals ....................................... — 1,026,950 — 1,026,950
Professional Services .................................... — 1,507,833 98,336 1,606,169
Real Estate Management & Development ....................... — 79,327 70,005 149,332
Semiconductors & Semiconductor Equipment .................... — 170,577 — 170,577
Software ............................................. — 3,560,135 — 3,560,135
Specialty Retail ........................................ — 494,617 48,279 542,896
Textiles, Apparel & Luxury Goods ............................ — 43,259 32,671 75,930
Trading Companies & Distributors ............................ — 550,600 110,421 661,021
Transportation Infrastructure ............................... — 180,620 122,004 302,624
Wireless Telecommunication Services ......................... — 226,149 — 226,149
Foreign Agency Obligations ................................. — 1,259,182 — 1,259,182
Investment Companies .................................... 173,575,655 — — 173,575,655
Non-Agency Mortgage-Backed Securities ........................ — 10,964,266 — 10,964,266
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 6,577,051 — 6,577,051
Warrants .............................................. 1,008 — — 1,008
Short-Term Securities
Money Market Funds ...................................... 26,641,869 — — 26,641,869
$ 255,656,976 $ 474,682,304 $ 1,281,749 $ 731,621,029
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 17,207 $ — $ 17,207
Equity contracts ........................................... 106,882 — — 106,882
Interest rate contracts ....................................... 6,323,110 — — 6,323,110
Liabilities
Credit contracts ........................................... — (23,709) — (23,709)
Foreign currency exchange contracts ............................ (352,852) — — (352,852)
Interest rate contracts ....................................... (9,072) — — (9,072)
$ 6,068,068 $ (6,502) $ — $ 6,061,566
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2023

Financial Statements
BlackRock
Managed
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 531,403,505
Investments, at value — affiliated
(b)
.......................................................................................... 200,217,524
Cash ............................................................................................................. 586,782
Cash pledged: –
Futures contracts .................................................................................................... 5,588,000
Centrally cleared swaps ................................................................................................ 43,000
Foreign currency, at value
(c)
............................................................................................... 48,681
Receivables: –
Investments sold .................................................................................................... 295,464
Securities lending income — affiliated ...................................................................................... 723
Swaps   .......................................................................................................... 1,509
Capital shares sold ................................................................................................... 964,588
Dividends — unaffiliated ............................................................................................... 115,205
Dividends — affiliated ................................................................................................. 683,689
Interest — unaffiliated ................................................................................................. 5,068,738
From the Manager ................................................................................................... 64,623
Variation margin on futures contracts ....................................................................................... 46,298
Variation margin on centrally cleared swaps .................................................................................. 277
Swap premiums paid ................................................................................................... 47,513
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 14,728
Prepaid expenses ..................................................................................................... 71,955
Total assets .........................................................................................................
745,262,802
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 924,504
Administration fees ................................................................................................... 86
Capital shares redeemed ............................................................................................... 2,720,174
Income dividend distributions ............................................................................................ 59,879
Interest expense .................................................................................................... 3,654
Investment advisory fees .............................................................................................. 180,954
Trustees' and Officer's fees ............................................................................................. 2,901
Other affiliate fees ................................................................................................... 1,880
Professional fees .................................................................................................... 111,632
Service and distribution fees ............................................................................................. 84,620
Variation margin on futures contracts ....................................................................................... 41,935
Other accrued expenses ............................................................................................... 306,257
Swap premiums received ................................................................................................ 64,496
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 3,932
Total liabilities ........................................................................................................
4,506,904
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 740,755,898
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 821,952,265
Accumulated loss ..................................................................................................... (81,196,367)
NET ASSETS ........................................................................................................
$ 740,755,898
(a)   Investments, at cost — unaffiliated ....................................................................................... $ 524,542,401
(b)   Investments, at cost — affiliated ......................................................................................... $ 205,737,931
(c)   Foreign currency, at cost .............................................................................................. $ 47,969
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock
Managed
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 342,753,550
Shares outstanding ..................................................................................................
36,533,496
Net asset value .....................................................................................................
$ 9.38
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 303,048,143
Shares outstanding ..................................................................................................
32,291,157
Net asset value .....................................................................................................
$ 9.38
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 21,541,181
Shares outstanding ..................................................................................................
2,293,040
Net asset value .....................................................................................................
$ 9.39
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 73,413,024
Shares outstanding ..................................................................................................
7,803,649
Net asset value .....................................................................................................
$ 9.41
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
See notes to financial statements.

Statement of Operations
Year Ended December 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Managed
Income Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,477,984
Dividends — affiliated ................................................................................................. 9,324,540
Interest — unaffiliated ................................................................................................. 29,541,160
Securities lending income — affiliated — net ................................................................................. 45,141
Foreign taxes withheld ................................................................................................ (131,985)
Foreign withholding tax claims ........................................................................................... 22,136
Total investment income .................................................................................................
41,278,976
EXPENSES
Investment advisory .................................................................................................. 2,622,174
Service and distribution — class specific .................................................................................... 1,003,484
Transfer agent — class specific .......................................................................................... 453,643
Accounting services .................................................................................................. 375,377
Administration ..................................................................................................... 312,177
Professional ....................................................................................................... 212,664
Administration — class specific .......................................................................................... 149,839
Registration ....................................................................................................... 128,566
Custodian ......................................................................................................... 91,566
Printing and postage ................................................................................................. 48,036
Trustees and Officer .................................................................................................. 12,196
Miscellaneous ...................................................................................................... 76,644
Total expenses excluding interest expense .....................................................................................
5,486,366
Interest expense .................................................................................................... 2,327
Total expenses .......................................................................................................
5,488,693
Less: –
Administration fees waived ............................................................................................. (312,177)
Administration fees waived by the Manager — class specific ....................................................................... (127,086)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,042,476)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (139,539)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,867,415
Net investment income ..................................................................................................
37,411,561
REALIZED AND UNREALIZED GAIN (LOSS) $ 34,148,873
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (25,683,634)
Investments — affiliated ............................................................................................. (2,991,381)
Foreign currency transactions ......................................................................................... 6,768
Futures contracts .................................................................................................. (7,561,966)
Options written ................................................................................................... (34,778)
Swaps ......................................................................................................... (226,385)
A
(36,491,376)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 56,474,442
Investments — affiliated ............................................................................................. 6,556,580
Foreign currency translations .......................................................................................... 6,151
Futures contracts .................................................................................................. 7,590,046
Swaps ......................................................................................................... 9,942
Unfunded floating rate loan interests ..................................................................................... 3,088
A
70,640,249
Net realized and unrealized gain ...........................................................................................
34,148,873
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 71,560,434

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders

BlackRock Managed Income Fund
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 37,411,561  $ 36,253,780
Net realized loss .................................................................................. (36,491,376) (51,470,868)
Net change in unrealized appreciation (depreciation) .......................................................... 70,640,249  (85,200,198)
Net increase (decrease) in net assets resulting from operations ..................................................... 71,560,434  (100,417,286)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (17,308,536) (18,874,692)
Investor A ...................................................................................... (15,115,111) (14,291,989)
Investor C ...................................................................................... (901,543) (837,475)
Class K ....................................................................................... (3,877,758) (4,048,256)
Decrease in net assets resulting from distributions to shareholders ................................................... (37,202,948) (38,052,412)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (60,513,230) (75,228,634)
NET ASSETS
Total decrease in net assets ............................................................................ (26,155,744) (213,698,332)
Beginning of year .................................................................................... 766,911,642  980,609,974
End of year ........................................................................................
$ 740,755,898  $ 766,911,642
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Institutional
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56
Net investment income
(a)
....................................
0 .47  0 .38  0 .33  0 .35  0 .39
Net realized and unrealized gain (loss) ...........................
0 .43  ( 1 .34 ) 0 .24  0 .21  0 .52
Net increase (decrease) from investment operations ................... 0.90  (0.96) 0.57  0.56  0.91
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .47 ) ( 0 .39 ) ( 0 .34 ) ( 0 .34 ) ( 0 .39 )
From net realized gain ......................................
—  ( 0 .01 ) ( 0 .20 ) ( 0 .02 ) —
Total distributions .......................................... (0.47) (0.40) (0.54) (0.36) (0.39)
Net asset value, end of year .................................. $ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08
Total Return
(c)
— — — — —
Based on net asset value ..................................... 10.31% (9.27)% 5.61% 5.78% 9.63%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.63% 0.60% 0.61% 0.62% 0.59%
Total expenses after fees waived and/or reimbursed ...................
0.39% 0.41% 0.40% 0.38% 0.34%
Net investment income ......................................
5.12% 4.06% 3.17% 3.51% 3.90%
Supplemental Data
Net assets, end of year (000) ................................... $ 342,754  $ 340,824  $ 447,218  $ 317,679  $ 199,220
Portfolio turnover rate
(e)
....................................... 65% 60% 45% 76% 71%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 95% 103% 88% 94% 91%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor A
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56
Net investment income
(a)
....................................
0 .44  0 .36  0 .30  0 .32  0 .36
Net realized and unrealized gain (loss) ...........................
0 .43  ( 1 .34 ) 0 .24  0 .22  0 .52
Net increase (decrease) from investment operations ................... 0.87  (0.98) 0.54  0.54  0.88
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .44 ) ( 0 .37 ) ( 0 .31 ) ( 0 .32 ) ( 0 .36 )
From net realized gain ......................................
—  ( 0 .01 ) ( 0 .20 ) ( 0 .02 ) —
Total distributions .......................................... (0.44) (0.38) (0.51) (0.34) (0.36)
Net asset value, end of year .................................. $ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08
Total Return
(c)
— — — — —
Based on net asset value ..................................... 10.03% (9.51)% 5.36% 5.51% 9.36%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.83% 0.81% 0.82% 0.83% 0.80%
Total expenses after fees waived and/or reimbursed ...................
0.64% 0.66% 0.65% 0.62% 0.59%
Net investment income ......................................
4.87% 3.83% 2.91% 3.27% 3.65%
Supplemental Data
Net assets, end of year (000) ................................... $ 303,048  $ 322,849  $ 401,138  $ 261,322  $ 190,848
Portfolio turnover rate
(e)
....................................... 65% 60% 45% 76% 71%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 95% 103% 88% 94% 91%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor C
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 8.96  $ 10.31  $ 10.29  $ 10.09  $ 9.56
Net investment income
(a)
....................................
0 .38  0 .29  0 .23  0 .25  0 .29
Net realized and unrealized gain (loss) ...........................
0 .42  ( 1 .33 ) 0 .23  0 .21  0 .53
Net increase (decrease) from investment operations ................... 0.80  (1.04) 0.46  0.46  0.82
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .37 ) ( 0 .30 ) ( 0 .24 ) ( 0 .24 ) ( 0 .29 )
From net realized gain ......................................
—  ( 0 .01 ) ( 0 .20 ) ( 0 .02 ) —
Total distributions .......................................... (0.37) (0.31) (0.44) (0.26) (0.29)
Net asset value, end of year .................................. $ 9.39  $ 8.96  $ 10.31  $ 10.29  $ 10.09
Total Return
(c)
— — — — —
Based on net asset value ..................................... 9.18% (10.12)% 4.50% 4.72% 8.65%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.60% 1.59% 1.59% 1.60% 1.58%
Total expenses after fees waived and/or reimbursed ...................
1.39% 1.41% 1.40% 1.37% 1.34%
Net investment income ......................................
4.12% 3.08% 2.18% 2.54% 2.89%
Supplemental Data
Net assets, end of year (000) ................................... $ 21,541  $ 23,296  $ 29,565  $ 26,419  $ 23,347
Portfolio turnover rate
(e)
....................................... 65% 60% 45% 76% 71%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 95% 103% 88% 94% 91%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Class K
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ..............................
$ 8.98  $ 10.33  $ 10.30  $ 10.11  $ 9.58
Net investment income
(a)
....................................
0 .47  0 .39  0 .34  0 .36  0 .39
Net realized and unrealized gain (loss) ...........................
0 .43  ( 1 .33 ) 0 .23  0 .20  0 .53
Net increase (decrease) from investment operations ................... 0.90  (0.94) 0.57  0.56  0.92
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .47 ) ( 0 .40 ) ( 0 .34 ) ( 0 .35 ) ( 0 .39 )
From net realized gain ......................................
—  ( 0 .01 ) ( 0 .20 ) ( 0 .02 ) —
Total distributions .......................................... (0.47) (0.41) (0.54) (0.37) (0.39)
Net asset value, end of year .................................. $ 9.41  $ 8.98  $ 10.33  $ 10.30  $ 10.11
Total Return
(c)
— — — — —
Based on net asset value ..................................... 10.35% (9.10)% 5.66% 5.72% 9.78%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.54% 0.52% 0.52% 0.52% 0.50%
Total expenses after fees waived and/or reimbursed ...................
0.34% 0.36% 0.35% 0.33% 0.29%
Net investment income ......................................
5.17% 4.13% 3.22% 3.58% 3.97%
Supplemental Data
Net assets, end of year (000) ................................... $ 73,413  $ 79,942  $ 102,690  $ 83,808  $ 59,493
Portfolio turnover rate
(e)
....................................... 65% 60% 45% 76% 71%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 95% 103% 88% 94% 91%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

Notes to Financial Statements
(continued)

Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and BlackRock (Singapore) Limited ("BSL"),
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and
BSL , as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.35%
$1 billion - $2 billion ..................................................................................................... 0.34
$2 billion - $3 billion ..................................................................................................... 0.33
Greater than $3 billion ................................................................................................... 0.32
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

For the year ended December 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2023, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  December 31, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $6,247 .
For the year ended December 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act
(“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2023, the amount waived was $16,72 6 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2023, the Manager waived $382,691 in investment advisory fees pursuant to this arrangement.
Share Class
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 781,456
Investor C ........................................................................................................ 222,028
$ 1,003,484
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 67,750 $ 62,516 $ 4,441 $ 15,132 $ 149,839
Institutional ....................................................................................................... $ 1,311
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 610 $ 2,362 $ 457 $ 154 $ 3,583
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 301,611 $ 133,565 $ 14,093 $ 4,374 $ 453,643
Investor A $ 13,407
Investor C 4,068

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses (“expense limitation”) through June 30, 2024. Other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $643,059 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the year ended December 31, 2023, the amount were $312,177.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by Manager — class specific, respectively, in the Statement of Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2023, the Fund paid BIM $9,326 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Institutional .............................................................................................................
0.09%
Investor A ..............................................................................................................
0.09
Investor C ..............................................................................................................
0.09
Class K ...............................................................................................................
0.04
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 67,750 $ 132,175
Investor A ..................................................................................... 39,763 —
Investor C ..................................................................................... 4,441 2,990
Class K ...................................................................................... 15,132 4,374
$ 127,086 $ 139,539

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

During the year ended December 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, excluding short-term securities and equity-linked notes, were as follows:
For the year ended December 31, 2023, purchases and sales related to equity-linked notes were $241,072,888 and $246,361,710.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the classification of investments.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 207,556
Net Realized Loss .......................................................................................................... (1,670)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Managed Income Fund .......................................... $ 133,408 $ 132,922 $ 444,421,345 $ 497,033,542
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
BlackRock Managed Income Fund
Ordinary income ........................................................................................... $ 37,202,948 $ 36,681,404
Long-term capital gains ...................................................................................... — 1,371,008
$ 37,202,948 $ 38,052,412
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Managed Income Fund ........................................... $ 928,244 $ (82,034,480) $ (90,131) $ (81,196,367)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Income Fund ...................................... $ 731,723,539 $ 23,832,105 $ (23,937,464) $ (105,359)

Notes to Financial Statements
(continued)

Notes to Financial Statements
and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
13,818,510 $ 126,148,136 30,758,600 $ 294,798,975
Shares issued in reinvestment of distributions ........................
1,869,945 17,048,030 2,012,421 18,660,414
Shares redeemed .........................................
(17,228,745) (156,725,602) (38,093,781) (350,679,791)
(1,540,290) $ (13,529,436) (5,322,760) $ (37,220,402)
Investor A
Shares sold and automatic conversion of shares .......................
6,240,758 $ 57,015,347 10,785,262 $ 101,705,766
Shares issued in reinvestment of distributions ........................
1,653,646 15,078,108 1,540,910 14,249,573
Shares redeemed .........................................
(11,660,675) (106,207,705) (15,192,961) (142,413,853)
(3,766,271) $ (34,114,250) (2,866,789) $ (26,458,514)
Investor C
Shares sold .............................................
253,178 $ 2,319,275 505,249 $ 4,736,983
Shares issued in reinvestment of distributions ........................
98,617 899,781 90,662 836,724
Shares redeemed and automatic conversion of shares ..................
(658,525) (6,029,834) (863,782) (8,095,480)
(306,730) $ (2,810,778) (267,871) $ (2,521,773)
Class K
Shares sold .............................................
1,131,375 $ 10,340,153 2,292,432 $ 22,132,854
Shares issued in reinvestment of distributions ........................
386,068 3,530,369 396,922 3,681,561
Shares redeemed .........................................
(2,620,340) (23,929,288) (3,721,675) (34,842,360)
(1,102,897) $ (10,058,766) (1,032,321) $ (9,027,945)
(6,716,188) $ (60,513,230) (9,489,741) $ (75,228,634)

Notes to Financial Statements
(continued)

Notes to Financial Statements
12. Foreign Withholdings Tax Claims
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Managed Income Fund and the Board of Trustees of BlackRock Funds II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Income Fund of BlackRock Funds II (the “Fund”), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 26, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2023:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2023:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2023:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2023:
Fund Name
Qualified Dividend
Income
BlackRock Managed Income Fund ....................................................................................... $ 3,885,012
Fund Name
Qualified Business
Income
BlackRock Managed Income Fund ....................................................................................... $ 130,019
Fund Name Federal Obligation Interest
BlackRock Managed Income Fund ....................................................................................... $ 686,269
Fund Name
Dividends-Received
Deduction
BlackRock Managed Income Fund ......................................................................................... 5.16%
Fund Name Interest Dividends
BlackRock Managed Income Fund ....................................................................................... $ 29,032,283
Fund Name
Interest-Related
Dividends
BlackRock Managed Income Fund ....................................................................................... $ 21,414,701

Statement Regarding Liquidity Risk Management Program
2023
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Managed Income Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), the an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
and Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 166 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof from 2018 to 2022; Advisory Board Member, Bridges
Fund Management from 2016 to 2018; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 166 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Senior advisor, Insignia since 2024; Chief Investment Officer,
Williams College from 2006 to 2023; Chief Investment Officer,
Lucent Asset Management Corporation from 1998 to 2006;
Director, Boys and Girls Club of Boston since 2017; Director,
B1 Capital since 2018; Director, David and Lucile Packard
Foundation since 2020.
28 RICs consisting of 166 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 166 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Director, Pioneer Public Interest Law Center since 2023; Director,
Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior
Lecturer, Harvard Business School from 2008 to 2021; FMR
LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 166 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 166 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 166 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2015)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; Member of Affordable Housing Supply Board of Jackson,
Wyoming from 2017 to 2022; Member, Investment Funds
Committee, State of Wyoming from 2017 to 2023; Trustee, Artstor
(a Mellon Foundation affiliate) from 2010 to 2015; Member of the
Investment Committee, Mellon Foundation from 2009 to 2015;
President, Trustee and Member of the Investment Committee,
The Aldrich Contemporary Art Museum from 2007 to 2014;
Trustee and Chair of the Investment Committee, Community
Foundation of Jackson Hole since 2014.
28 RICs consisting of 166 Portfolios None
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 166 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of
Neon Liberty Capital Management, LLC from 2003 to 2023 Chief
Operating Officer and Chief Financial Officer of Liberty Square
Asset Management, LP from 1998 to 2015; Director, Boston
Hedge Fund Group from 2009 to 2018; Director, Massachusetts
Council on Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
28 RICs consisting of 166 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Mark
Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 268 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 270 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MIIP-12/23-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$62,424	$59,976	$0	$44	$17,600	$16,900	$407	$431

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2,098,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

 (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$18,007	$17,375

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski _
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski _
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 26, 2024

By:     /s/ Trent Walker _
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 26, 2024